As filed with the Securities and Exchange Commission on  July 28, 1997


                                                              File Nos. 33-37846
                                                                        811-6230



                   SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C. 20549

                             FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

   Pre-Effective Amendment No.           ( )

   Post-Effective Amendment No. 6        (X)

                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

   Amendment No.  8                      (X)

            TEMPLETON IMMEDIATE  VARIABLE ANNUITY SEPARATE ACCOUNT
             (Exact Name of Registrant as Specified in Charter)
           700 CENTRAL AVENUE,   ST. PETERSBURG, FLORIDA 33701-3628
        (Address of  Depositor's Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, Including Area Code: (800)774-5001

ROBERT W. SMITH, 700 CENTRAL AVENUE,  ST. PETERSBURG, FLORIDA 33701-3628
              (Name and Address of Agent for Service of Process)



Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

[X] immediately upon filing pursuant to paragraph (b)
[ ] On ____  pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph(a)(1)
[ ] on May 1, 1997 pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph(a)(2)of Rule 485



Declaration Pursuant to Rule 24f-2. The issuer has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to Rule 24(f)(2) under the Investment Company Act of 1940. The Rule 24f-2 Notice for the issuer's most recent fiscal year was filed on February 28, 1997.


If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previous filed post-effective amendment.


                       TEMPLETON VARIABLE SEPARATE ACCOUNT
                               CROSS REFERENCE SHEET
                                                         FORM N-4


ITEM NO.     CAPTION(S)


         PART A

1.              Cover Page
2.              ossary of Special Terms
3               Summary: Expense Table
4.              Annuity Unit Values
5.              Templeton Funds  Annuity Company;  The Separate Account;
                Templeton Variable Annuity Fund; Voting Rights
6.              Deductions and Charges
7               The Annuities; Substitution of Securities and other
                Changes:Cover Page
8.              The Annuities
9.              The Annuities
10.             Purchase of Annuities; The Annuities: Templeton Funds
                Annuity  Company
11.             N/A
12.             Tax Information
13.             N/A
14.             Statement of Additional Information Table of Contents
                PART B
15.             Cover Page
16.             Table of Contents
17.             Templeton Funds Annuity Company
18.             Templeton Funds Annuity Company; Independent Accountants
19.             N/A
20.             Templeton Funds Annuity Company; Purchase of Annuities
                (in prospectus)
21.             N/A
22.             N/A
23.                Financial Statements--Templeton Funds Annuity Company;
                Financial Statements--Templeton Immediate Variable
                Annuity Separate Account

                                                                - 1 -

                                   PROSPECTUS



                                  JUNE XX, 1997


                     TEMPLETON IMMEDIATE VARIABLE ANNUITIES

                 ISSUED BY TEMPLETON IMMEDIATE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                                       OF

                         TEMPLETON FUNDS ANNUITY COMPANY
                               700 Central Avenue
                       St. Petersburg, Florida 33701-3628
                            Telephone (800) 774-5001

A Templeton Immediate Variable Annuity ("Contract") is an immediate variable annuity issued by Templeton Funds Annuity Company. The Contracts will not be available to any investor who resides in a state where the Contracts may not lawfully be sold. The minimum amount required to purchase a Contract is $10,000. All assets under the Contracts are invested, through Templeton Immediate Variable Annuity Separate Account (the "Separate Account"), in shares of Templeton Variable Annuity Fund (the "Fund"). The value of the Contracts, and the amount of each Annuity Payment, will vary with the performance of the Fund. The Separate Account has registered an indefinite number of its individual Contracts under the Securities Act of 1933.

The Fund has for its investment objective long term capital growth through a flexible policy of investing in stocks and debt obligations of companies and governments of any nation.

Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank; further, such shares are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

This Prospectus sets forth concisely information about the Contracts and the Separate Account that a prospective investor should know before investing.


A Statement of Additional Information (the "SAI") dated June XX, 1997, is on file with the Securities and Exchange Commission and is, in its entirety, incorporated by reference into and made a part of this Prospectus. (See page __ for the Statement of Additional Information Table of Contents.) A copy of the SAI is made available upon request and without charge by calling or writing Templeton Funds Annuity Company at the address indicated above.


THIS PROSPECTUS SHOULD BE ACCOMPANIED BY A CURRENT PROSPECTUS OF THE FUND. BOTH PROSPECTUSES SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE.





                                                 TABLE OF CONTENTS

                                                                            PAGE

Glossary of Special Terms ......................................................

Expense Table ..................................................................
           Contractholder Transaction Expenses..................................
           Separate Account Annual Expenses.....................................
           Templeton Variable Annuity Fund Annual Expenses......................

Summary.........................................................................

Templeton Funds Annuity Company.................................................

The Separate Account............................................................

Templeton Variable Annuity Fund.................................................

Purchase of Annuities...........................................................

The Annuities...................................................................
           Payment Options......................................................
           Death Benefit........................................................
           Beneficiaries........................................................
           Annuity Payments.....................................................
           Annuity Units........................................................
           Value of the Separate Account........................................
            Delays in Valuation and Payment.....................................

Deductions and Charges..........................................................


Tax Information.................................................................
           Internal Revenue Code Limitations on Qualified Contracts.............
           Federal Income Tax Status............................................
                  (A) Federal Tax Status of the Company and the Separate Account
                  (B) Federal Tax Status of Annuitants..........................
                  (C) Restrictions on Distributions Under 403(b) Plans..........
                  (D) Rollovers and Direct Rollovers............................
                  (E) Withholding...............................................
                  (F) Income Taxation of Death Benefits.........................


Sales of Variable Annuity Contracts.............................................

Voting Rights...................................................................

Substitution of Securities and Other Changes....................................

Performance Information.........................................................

Illustration of Values..........................................................

Statement of Additional Information Table of Contents...........................

Appendix A......................................................................





                                                      GLOSSARY OF SPECIAL TERMS

ANNUITANT A person on whose life the Annuity Payments are based.

ANNUITY A Templeton individual immediate variable annuity which is purchased by the Contractholder.

ANNUITY BENEFITS                  Those benefit payments, including
                                  Annuity Payments, made to an Annuitant, a Joint Annuitant, one or more Beneficiaries and/or any of their respective estates under the terms of the Contracts.

ANNUITY OPTION                    A form for payment of Annuity Benefits
                                  which is selected in the application for the Contract.


ANNUITY PAYMENTS                  The monthly payments made in
                                  accordance with the Annuity Option selected by the Contractholder.


ANNUITY STARTING DATE The date on which the first Annuity Payment is calculated. The Annuity Starting Date may not be more than 12 months from the Issue Date.

ANNUITY UNIT An accounting unit of measure used to calculate the dollar amount of Annuity Payments and Annuity Benefits under Annuity Options 2, 3, 4, 5 and 6. The value of an Annuity Unit fluctuates generally with the value of the Fund.

ASSUMED ANNUAL INTEREST RATE The interest rate upon which the annuity payments in the Contract are based under Annuity Options 2, 3, 4, 5 and 6.

BENEFICIARY                       The person, persons or entity named by the
                                  Contractholder to receive any proceeds, or to receive Annuity Benefits, if any, after the last death of the Annuitant and any Joint
                                  Annuitant.

BUSINESS DAY Any day the New York Stock Exchange is open for trading, or any day in which the Securities and Exchange Commission requires that the Separate Account be valued.

CHARGE TO THE SEPARATE ACCOUNT A daily charge equivalent to a percentage of the daily net asset value of the Separate Account.

CODE                              The Internal Revenue Code of 1986, as amended.

COMPANY Templeton Funds Annuity Company, a Florida insurance company which maintains the Separate Account and issues the Contracts.


CONTRACT MAINTENANCE              An annual charge assessed at the end of each
CHARGE                            Contract Year for administrative services
                                  performed by the Company.


CONTRACT YEAR                     Each 12-month period beginning with the Issue
                                  Date.

CONTRACTHOLDER                    The person, persons or entity entitled to the
                                  ownership rights stated in the Contract and in whose name the Contract is issued.

FUND Templeton Variable Annuity Fund, the registered open-end management investment company in which the Contract's assets are invested by the Separate Account.

GENERAL ACCOUNT                   All Company assets other than those allocated
                                  to any Separate Accounts.

INITIAL PAYMENT DATE              The date of the first Annuity
                                  Payment, which will be either the 1st or 15th day of a month as elected in the application, depending on the date of receipt of the initial Purchase Payment.

ISSUE DATE                        The date on which this Contract becomes
                                  effective.


JOINT ANNUITANT                   A person other than the Annuitant
                                  designated by the Contract Holder as a person on whose life Annuity Payments may also be based.


NET ASSET VALUE                   The total assets of the underlying
                                  mutual fund (or other investment vehicle) less the liabilities of that fund (or vehicle), as of the close of trading on a Valuation Date.

NET PURCHASE PAYMENT(S)           The Purchase Payments(s) less any Taxes
                                  levied.


NONQUALIFIED CONTRACT             A Contract which is not used in
                                  connection with a retirement plan which meets the requirements of Sections 401(a), 403(b) or 408 of the Code.


PAYEE The recipient of Annuity Payments or other benefits under the Contract.

PURCHASE PAYMENT(S)               Amount(s) paid to the Company to provide
                                  benefits under the Contract.

QUALIFIED CONTRACT                A Contract used in connection with a
                                  retirement plan which meets the requirements of Sections 401(a), 403(b) or 408 of the Code.

SEPARATE ACCOUNT                  Templeton Immediate Variable Annuity Separate
                                  Account, a separate account of the Company registered with the Securities and Exchange
                                  Commission as a unit investment trust. The
                                  Separate Account invests all its assets in the Fund. The assets of the Separate Account are not commingled with the general assets of the Company, and the investment performance of the Separate Account is kept separate from that of the general assets of the Company.

SEPARATE ACCOUNT CONTRACT VALUE   The Contract's proportionate share of the
                                  Separate Account as defined in the Contract.

TAXES The taxes imposed on reserves in the Separate Account or on net income received by the Company. Also, premium taxes charged as a result of the issue, maintenance, surrender or annuitization of the Contract.

TIVA UNIT                         An accounting unit of measure used to
                                  calculate Annuity Payments and Annuity
                                  Benefits under Annuity Option 1 and for
                                  measuring amounts credited to a Contract before the Annuity Starting Date.

VALUATION DATE                    Any date on which the Separate Account is
                                  valued. The Separate Account will be valued on the Issue Date and on each Business Day thereafter.

VARIABLE ANNUITY                  An annuity with payments which vary as
                                  to dollar amount in relation to the investment performance of the Separate Account.

WITHDRAWAL CHARGE                 The charge assessed against certain
                                  withdrawals from the Contract which shall be the contingent deferred sales charge listed in the Expense Table.






                                                            EXPENSE TABLE

CONTRACTHOLDER TRANSACTION EXPENSES

Sales Charge Imposed on Purchases..............................................................................NONE
Contingent Deferred Sales Charge (as a percentage of Purchase Payments)*
           Less than 1 complete year since Purchase Payment......................................................5%
           1 complete year since Purchase Payment................................................................4%
           2 complete years since Purchase Payment...............................................................3%
           3 complete years since Purchase Payment...............................................................2%
           4 complete years since Purchase Payment...............................................................1%
           5 or more complete years since Purchase Payment.....................................................NONE
Annual Contract Maintenance Charge...........................................................................$30.00

*The applicable Contingent Deferred Sales Charge, as a percentage of Purchase
Payments, is applied only against nonscheduled withdrawals from a Contract making Annuity Payments under Annuity Option 1. The Company does not intend to impose a sales charge which exceeds any limitation on sales expenses set by any regulatory or governing body having jurisdiction over the Separate Account or its sale.

SEPARATE ACCOUNT ANNUAL EXPENSES
(As a percentage of average account value)


Mortality and Expense Risk Fee............................................1.20%
Total Separate Account Annual
Expenses..................................................................1.20%
TEMPLETON VARIABLE ANNUITY FUND ANNUAL EXPENSES
(As a percentage of Fund average net assets)


Management Fees...........................................................0.50%

Other Expenses
           Administrative Fees ...........................................0.15%
           Other .........................................................0.31%
           Total..........................................................0.46%

Total Fund Annual Expenses..................................................96%
-------------------


The purpose of this Expense Table is to help you understand the costs of investing, difectly in the Contract. The Expense Table reflects expenses of the Separate Account as well as the Funds. The Fund's operation expenses are based on the historical expenses for the fiscal year ended December 31, 1996. Actual expenses may be greater or less than those shown.





                                     SUMMARY

A Templeton Immediate Variable Annuity is designed to be used to distribute the benefits of Individual Retirement Accounts (including rollovers of Individual Retirement Accounts), qualified plans under Section 401(a), tax deferred annuities under Section 403(b) of the Code, and to provide annuity income benefits from non-tax qualified accumulations. The minimum Purchase Payment is $10,000. Purchase Payments can be made until the Annuity Starting Date.

The Contractholder may select an Annuity Option which provides for the payment of distributions that are based on the Internal Revenue Service Life Expectancy Tables. Also, the Contractholder may select from a variety of payment options based on the Annuitant's life (or the life of the Annuitant and that of a Joint Annuitant) or for a period certain (see "Payment Options"). The value of the first Annuity Payment depends on the amount invested and the Annuity Payment option selected by the Contractholder. The amount of each Annuity Payment thereafter will fluctuate based on the performance of the underlying mutual fund in which the Annuity assets are invested (see "Templeton Variable Annuity Fund"). The investment objective of the Fund is long term capital growth through a flexible policy of investing in stocks and debt obligations of companies and governments of any nation.


The Contracts are sold without a sales charge; however, a Withdrawal Charge (contingent deferred sales charge) may be imposed on withdrawals in excess of scheduled Annuity Payments under Annuity Option 1 (see "Expense Table," page 5). An Annual Contract Maintenance Charge is imposed at the end of each Contract Year to compensate the Company for providing administrative services. The current Annual Contract Maintenance Charge is $30. The Company assesses a charge on an annual basis of 1.2% of average net assets of the Separate Account as compensation for assuming mortality and expense risks. The Company guarantees that these charges will not increase for Contracts already issued (see "Deductions and Charges"). Expenses of Templeton Variable Annuity Fund are described in its prospectus.


Withdrawals in excess of the scheduled Annuity Payments may be made under Annuity Option 1 under certain conditions. A Withdrawal Charge will be deducted from any withdrawal in excess of the scheduled Annuity Payments. The maximum amount of the Withdrawal Charge is 5% in the first Contract Year and reduces to 0% in years 6 and thereafter. Withdrawals in excess of scheduled Annuity Payments are not permitted under Annuity Options 2, 3, 4, 5, and 6.


Any applicable state premium taxes will be deducted either from the Purchase Payment at the time a Contract is purchased or from Annuity Payments or Annuity Benefits, as required by the applicable taxing authority from time to time. When applicable, the full amount of premium taxes will be borne by this Contract. The Contract may also be charged with its proportionate share of any other taxes levied against the Separate Account. Under qualified plans, the Contracts may not be assigned or pledged by the Annuitant, Joint Annuitant or Beneficiary except upon surrender of the Contract. For additional information on how to purchase variable annuity contracts, see "Purchase of Annuities" in this Prospectus.

The Financial Statements for the Separate Account and the Company are included in the SAI.



                         TEMPLETON FUNDS ANNUITY COMPANY

Templeton Funds Annuity Company (the "Company"), 700 Central Avenue, St. Petersburg, Florida 33701-3628, is the sponsor of the Separate Account. The Company was organized as a Florida corporation on January 25, 1984 and is licensed to engage in the life insurance business in Florida and other states. The Company is an indirect wholly-owned subsidiary of Franklin Resources, Inc. (See "Templeton Funds Annuity Company" in the SAI for additional information.)

                              THE SEPARATE ACCOUNT

The Separate Account was established on November 6, 1990, by resolution of the Board of Directors of the Company and is registered with the Securities and Exchange Commission (the "Commission") as a unit investment trust. This registration does not involve any supervision by the Commission of the administration or investment practices or policies of the Separate Account or of the Fund. The Separate Account invests its assets, net of certain expenses (see "Deductions and Charges"), exclusively in the Fund. Although empowered to establish subaccounts which may make other investments, the Separate Account has no present intention of so doing.

The Separate Account is administered and accounted for as part of the general business of the Company, but the income and capital gains or losses from assets allocated to the Separate Account, whether or not realized, are, in accordance with the resolution establishing the Separate Account, credited to or charged against those assets without regard to other income, gains or losses of the Company. The assets of the Separate Account are not chargeable with liabilities arising out of any other business of the Company. The obligations arising under the Contracts are obligations of the Company.


                         TEMPLETON VARIABLE ANNUITY FUND

The Fund is registered under the Investment Company Act of 1940 as an open-end diversified management investment company and is currently used as a funding vehicle for the Contracts. The Fund was organized as a Massachusetts business trust on February 5, 1987. The Fund's investment objective is long term capital growth. It pursues this objective through a flexible policy of investing primarily in stocks and debt obligations of companies and governments of any nation, including issuers inside as well as outside the United States. The Fund's Investment Manager is Templeton Investment Counsel, Inc., an affiliate of the Company. A prospectus containing more complete information concerning the Fund accompanies this Prospectus and should be read carefully before purchasing an Annuity.


The following is a graph showing how the Annuity Payments can fluctuate based on past investment performance through December 31, 1996. The graph shows the effect that the Fund's investment performance would have had if a Contract with an Assumed Annual Interest Rate of 5%, providing an initial monthly Annuity Payment of $500, was purchased on the date the Fund commenced operations. Annuity Payments increase for a given month if the annualized net rate of return for that month is higher than the Assumed Annual Rate of Return, and decrease for a given month if the annualized net rate of return is lower than the Assumed Annual Rate of Return. The Purchase Payment necessary for an initial monthly Annuity Payment of $500 will vary depending on the age and sex of the Annuitant (and Joint Annuitant, if any), the Annuity Option, and the Annuity Starting Date.

The graph takes into account all charges under the Contract and the actual expenses of the Fund except the Annual Contract Maintenance Charge of $30 and the Contingent Deferred Sales Charge (which applies only to nonscheduled withdrawals under Annuity Option 1). Past performance is not indicative of future performance. No representation can be made that the performance shown in the graph can be achieved for any period of time in the future.



 [GRAPHIC MATERIAL OMITTED -- SEE DESCRIPTION IN APPENDIX B FOLLOWING PART A]



                              PURCHASE OF ANNUITIES


Persons desiring to purchase a Contract must send a completed application and an initial Purchase Payment to the Company. If the application can be accepted in the form received, the Purchase Payment will be credited to the Contract within two Business Days after receipt. If the Purchase Payment cannot be credited within five Business Days after receipt because the application is incomplete, the Company will contact the Applicant to explain the reason for the delay. The Company will immediately return the initial Purchase Payment unless the Applicant specifically directs the Company to retain the initial Purchase Payment until the application is complete to the satisfaction of the Company. The Company reserves the right to accept or reject any application at its sole discretion. The Contracts are non-participating and, therefore, do not share in any profits of the Company. The Contracts may be modified by the Company in order to maintain compliance with applicable state and federal law.
The Contracts are offered on a continuous basis.


The minimum initial Purchase Payment is $10,000. Additional Purchase Payments may be made until the Annuity Starting Date. Within 10 days of receipt of the Contract by the Contractholder, the Contract may be returned by delivering or mailing it to the Company and a refund will be made. Certain states may permit the Contractholder more than 10 days to return the Contract. Within seven days of receipt of the Contract and a written notice by the Contractholder, the Company will issue a refund. Unless applicable law requires a refund equal to the Purchase Payments, the Company will refund the value of the Contract computed at the end of the Valuation Period during which the Contract is received by the Company. No Withdrawal Charges will be assessed in this event.


The amount of the initial Annuity Payment will be determined on the 10th Business Day prior to the Initial Payment Date specified in the application. If the completed application and the Purchase Payment are received by the Company before the Business Day on which the Company determines such Initial Annuity Payment, the Purchase Payment will be allocated to the Separate Account for the purchase of TIVA Units until the next following Annuity Starting Date prior to the day of the month of the Initial Payment Date specified in the application. At that time, the TIVA Units will be applied under the Annuity Option selected as TIVA Units or converted to Annuity Units. The number of TIVA Units credited to the Separate Account as a result of a Net Purchase Payment is determined by dividing the Net Purchase Payment allocated to the Separate Account by the TIVA Unit value next computed for the Separate Account following the allocation of the Net Purchase Payment to the Separate Account. A TIVA Unit is an accounting measure used to determine a Contract's proportionate share of the Separate Account. The value of a TIVA Unit was established at $1.00 for the first Valuation Date of the Separate Account. After that date, the value of a TIVA Unit increases or decreases in proportion to the net investment return of the Separate Account. An Annuity Unit is an accounting measure used to calculate Annuity Payments and Annuity Benefits under one or more of Annuity Options 2, 3, 4, 5, and 6. When an Annuitant selects one or more of Annuity Options 2, 3, 4, 5, or 6, the required TIVA Units credited to the Contract are converted to Annuity Units. Thus, an increase or decrease in the value of a TIVA Unit will have a positive or negative impact on the value of the Annuity Unit.


The Contracts are issued after the Company has accepted a completed application and the initial Purchase Payment. The Contractholder may select an Annuity Starting Date that is no later than 12 months after the date the Contract is issued by the Company.

                                  THE ANNUITIES

A Templeton Immediate Variable Annuity is designed to be used to distribute the benefits of Individual Retirement Accounts (including rollovers of Individual Retirement Accounts), qualified plans under Section 401(a) of the Code, tax deferred annuities under Section 403(b), and to provide annuity income benefits from non-tax qualified accumulations. The minimum Purchase Payment is $10,000. Purchase Payments can be made until the Annuity Starting Date. The Contractholder may select a combination of Annuity Options from those shown below and allocate parts of the Net Purchase Payment to each option selected. The Contractholder must select at least one Annuity Option. An application will not be accepted if no Annuity Option is selected.

Benefits payable under the Annuities will vary in amount based on the performance of the Fund. However, because the Fund in which the assets used to purchase the Annuity are invested fluctuates in value daily, there can be no guarantee that the remaining value of an Annuity (net of deductions and charges) together with any Annuity Payments already made, will at any given time exceed or even equal the amount of assets used to purchase the Annuity. Also, the Assumed Annual Interest Rate is a fulcrum rate and is used only to determine the first Annuity Payment. The actual annual interest rate will fluctuate to reflect whether the investment experience of the Fund is greater than or less than the Assumed Annual Interest Rate.

PAYMENT OPTIONS

The Annuity Options available under the Contract are as follows:

         Annuity Option 1--Life Expectancy Annuity--An Annuity payable monthly, quarterly or annually which is calculated by dividing the Separate Account Contract Value by the recalculated life expectancy of the Annuitant or the joint life expectancy of the Annuitant and a Joint Annuitant each year (see Annuity Tables, Appendix A). Life expectancies are determined in accordance with Publication 575 of the Internal Revenue Service (the "IRS"). Net Purchase Payments will be used to acquire TIVA Units, which will then be redeemed to pay the Annuity Option 1 Annuity Payments.

         Annuity Option 2--Life Annuity--An Annuity payable monthly during the lifetime of the Annuitant. The Annuity will stop with the last Annuity Payment due prior to the death of the Annuitant. Only one Annuity Payment would be made under this Annuity Option if the Annuitant dies before the second Annuity Payment is due; only two Annuity Payments would be made if the Annuitant dies before the third Annuity Payment is due, etc.

         Annuity Option 3--Life Annuity with 60, 120 or 180 Monthly Payments Guaranteed--An Annuity payable monthly during the lifetime of an Annuitant with a guarantee that if, at the death of the Annuitant, Annuity Payments have been made for less than 60, 120 or 180 months, as elected, then Annuity Payments will be continued thereafter, to a Beneficiary designated by the Contractholder during the remainder of the period.

         Annuity Option 4--Joint and Last Survivor Annuity--An Annuity payable monthly during the joint lifetime of the Annuitant and a designated Joint Annuitant. Upon the death of the Annuitant, Annuity Payments will be made to the Joint Annuitant during the Joint Annuitant's remaining lifetime at a level of 100%, 75% or 50% of the original level, as elected by the Contractholder. This percentage is selected by the Contractholder in the application. Under this Annuity Option, only one Annuity Payment would be made if both the Annuitant and the Joint Annuitant die before the second Annuity Payment is due; only two Annuity Payments would be made if they both die before the third Annuity Payment is due, etc.


         Annuity Option 5--Joint and Last Survivor Annuity with 60, 120 or 180 Monthly Payments Guaranteed--An Annuity payable monthly during the joint lifetime of an Annuitant and a Joint Annuitant with no reduction in amount after the death of the Annuitant and with a guarantee that if, at the later death of either the Annuitant or the Joint Annuitant, Annuity Payments have been made for less than 60, 120 or 180 months as elected, then Annuity Payments will be continued thereafter to a Beneficiary designated by the Contractholder during the remainder of said period.


         Annuity Option 6--Unit Refund Life Annuity--An Annuity payable monthly during the lifetime of an Annuitant, ceasing with the last Annuity Payment due prior to the death of the Annuitant with a guarantee that, at the death of the Annuitant, the Beneficiary will receive in one sum the then dollar value of the number of Annuity Units equal to (1) the total net amount applied to purchase the Annuity divided by the Annuity Unit value used to determine the first Annuity Payment, minus (2) the product of the number of the Annuity Units represented by each payment and the number of payments made. No payment will be made if the difference of (1) minus (2) is negative.

Under Annuity Options 2 through 6, the first Annuity Payment for payments on a monthly basis is determined on the basis of the Mortality Table and Interest Rate Assumed in the Contract, and on the Annuity Option(s) specified in the application (see Annuity Tables, Appendix A).

Other payment options may be arranged subject to prior approval by the Company. All Annuity Payments will be made monthly, unless an arrangement is made with the Company for less frequent payments.

Converting from Annuity Option 1.

If Annuity Payments are being made under Annuity Option 1, the Contractholder may elect to convert all or a portion from Annuity Option 1 and have the remaining Annuity Payments made under any of Annuity Options 2, 3, 4, 5 and 6. In the case of the conversion of a Qualified Contract to Annuity Options 3 or 5 with guaranteed payments, the period during which the guaranteed payments will be paid under the option selected may not exceed the Annuitant's life expectancy (or Annuitant's and Joint Annuitant's joint life expectancy), determined under Publication 575, as of the date of the conversion. This restriction does not apply to nonqualified plans.

See "Tax Information--Internal Revenue Code Limitations on Qualified Contracts," regarding limitations and other requirements which should be considered when selecting a payment option. Availability of certain options may be limited to comply with provisions of the Internal Revenue Code.

Nonscheduled Withdrawals Under Annuity Option 1.

At any time that Annuity Payments under the Contract are being made under Annuity Option 1, the Contractholder may terminate the Contract or withdraw a portion of the Separate Account Contract Value in addition to scheduled Annuity Payments. Withdrawal Charges may apply to these nonscheduled withdrawals. The request for termination or withdrawal must be sent to the Company's Home Office in writing. Nonscheduled withdrawals will only be permitted in amounts of $1,000 or more.

The amount of the Withdrawal Charge will be the result of multiplying 1 by 2 below:

        1. The nonscheduled withdrawal amount.

        2. The appropriate Withdrawal Charge factor from the following Schedule:

                   Age of Purchase Payment in Complete Years

            0          1          2            3         4          5 or more
            -          -          -            -         -          ---------

Withdrawal  5%         4%         3%           2%        1%         0%
Charge
to be Applied

The amount paid will be the nonscheduled withdrawal amount less the Withdrawal Charge, calculated on a first-in, first-out basis.

The Separate Account Contract Value will be reduced by the nonscheduled withdrawal amount which will reduce the amount available to make subsequent Annuity Payments. Thus, Annuity Payments in subsequent years will be lower in amount. Nonscheduled withdrawals may also reduce the Separate Account Contract Value to zero. In that event, no further Annuity Payments would be made and the Contract would terminate.

DEATH BENEFIT

In the event the Annuitant and any Joint Annuitant die before the Annuity Starting Date under all Annuity Options, or if the Annuitant and any Joint Annuitant die at any time when Annuity Option 1 is in effect, the Company will pay a death benefit to the Beneficiary upon receipt of due proof of death. The death benefit will be the greater of 1 or 2 below if the age, last birthday, of the last to die of the Annuitant or any Joint Annuitant was 75 or younger at the time of death:

1. The Separate Account Contract Value.

2. The amount of Net Purchase Payment(s) received by the Company for the Contract, minus the total of all benefits paid under the Contract.

If the age, last birthday, of the last to die of the Annuitant or any Joint Annuitant was more than 75 as of the date of death, the death benefit will be the Separate Account Contract Value reduced by the Withdrawal Charge applicable to a nonscheduled withdrawal based on the age of the Purchase Payments in complete years at such date.

The death benefit under Annuity Option 1 will be payable in a lump sum cash payment. However, the Beneficiary under a Nonqualified Contract (or a Beneficiary under a Qualified Contract where the death of the Annuitant and the death of Joint Annuitant occurs before the Annuity Starting Date) within 60 days after the date that due proof of death is provided, may elect, in writing, in lieu of a cash payment to have the death benefit paid under a method of settlement set out in Annuity Options 2, 3 or 6 for the Beneficiary's life. Other methods of settlement may also be made available upon prior approval by the Company. Optional methods of settlement may be limited by applicable law.

Upon payment of the death benefit, the Contract will cease to be in force.

In the event of the death of the Annuitant and any Joint Annuitant after the Annuity Starting Date where Annuity Options 2, 3, 4, 5 or 6 are in effect, the death benefit, if any, will be payable under the particular option. For example, if Annuity Option 2 or 4 has been selected, there will be no death benefit. Where Annuity Option 3 or 5 has been selected, the Annuity Payment will continue to the Beneficiary for the remainder of the guaranteed period selected.

BENEFICIARIES

The Contractholder may designate a Beneficiary or Beneficiaries to receive any remaining payments or sums which may become payable upon the last death of the Annuitant and the Joint Annuitant. A Contractholder may also designate one or more contingent Beneficiaries to receive Annuity Benefits in the event all Beneficiaries die before all Annuity Benefits payable to such Beneficiaries have been paid. These designations may be changed by the Contractholder from time to time.

Unless otherwise provided in the application, any amount payable after the death of the Annuitant and any Joint Annuitant will be payable in equal shares to such Beneficiaries as are then living. If no Beneficiary is then living, payment will be made in equal shares to such Contingent Beneficiaries as are then living. If no Beneficiary or Contingent Beneficiary is then living, payment will be made to the estate of the Annuitant. Designation of Beneficiaries under a Qualified Contract purchased under a Section 401(a) or 403(b) plan may be limited.

ANNUITY PAYMENTS


In the case of a Qualified Contract where Annuity Option 1 is selected, any Annuitant who is age 70 1/2 or older in the year of purchase must withdraw the minimum distributions required for such year(s) prior to the purchase of the Contract.


Where Annuity Option 1 is selected and if the Annuity Starting Date is before the December 31st which follows purchase of the Contract, the Annuity Payments for the balance of the calendar year will be the result of dividing the Separate Account Contract Value on the Annuity Starting Date by the life expectancy of the Annuitant and any Joint Annuitant. For example, if the Contract is purchased on August 31, 1997 and the Initial Payment Date is October 1, 1997, and if monthly payments are selected, each monthly payment in 1997 will be the result of the Separate Account Contract Value as of the Annuity Starting Date, divided by the applicable life expectancy, divided by 12. At this time and each time an Annuity Payment is paid subsequently, the Separate Account Contract Value will be decreased by the amount of TIVA Units redeemed to pay the Annuity Payment. The Separate Account Contract Value may also be reduced by the amount of any applicable Taxes for which no previous deduction has been made. Subsequent Annuity Payments will be paid on the same day of each succeeding Annuity Payment interval throughout the Annuitant's lifetime or the lifetime of the Annuitant and the Joint Annuitant until the total Separate Account Contract Value has been paid. The Annuity Payments in subsequent years under Annuity Option 1 will be equal to the remaining Separate Account Contract Value on the December 31 preceding each such year divided by the then appropriate life expectancy or joint life expectancy.

The first payment under any of Annuity Options 2, 3, 4, 5 and 6 will be determined in accordance with the annuity payment rate based on a 5% Assumed Annual Interest Rate (unless the Company also offers an alternative assumed interest rate and the alternative rate is selected). No purchase of an Annuity will be effected until the Company has received proof acceptable to it of the birthdate of the Annuitant and any Joint Annuitant. Once elected, all options except Annuity Option 1 are irrevocable. Any Annuity Option elected as a conversion from Annuity Option 1, once elected, is irrevocable. The amount of each payment depends upon the Annuity Option or Option(s) chosen and the Annuitant's and any Joint Annuitant's actual age at the time the first payment is due. "Actual age," as used above, means actual age to the nearest month on the Annuity Starting Date.

Under Annuity Options 2 through 6 the first Annuity Payment is calculated as provided in the Contract and shown on Contract Schedule 1. The first Annuity Payment is then divided by the then current value of an Annuity Unit (see below) to determine the fixed number of Annuity Units used to calculate each subsequent Annuity Payment. Thereafter, each Annuity Payment is calculated by multiplying the fixed number of Annuity Units, as determined above, by the current Annuity Unit value, less any applicable Taxes. Since the value of an Annuity Unit will fluctuate from month to month, the amount of each Annuity Payment may also be expected to fluctuate. However, the Company guarantees that the Periodic Charge will not be changed for any Annuity once issued. (See "Deductions and Charges.")

ANNUITY UNITS


The value of an Annuity Unit was initially set at $1.00 upon commencement of the Separate Account's operations. The value of an Annuity Unit is thereafter determined as follows on each Annuity Payment date:

First: The net investment factor is determined by dividing (a) by (b) and adding (c) to the result, where:

                  (a) is the net increase or decrease in the Net Asset Value per share of the Fund, plus the per share amount of any dividend or capital gain distribution paid or deemed paid by the Fund since the preceding Annuity Payment date, plus or minus a per share charge or credit for any Taxes incurred by or reserved for in the Separate Account as of the end of the current Annuity Payment date which the Company determines to have resulted from maintenance of the Separate Account;

                  (b) is the Net Asset Value per share of the Fund on the preceding Annuity Payment date, plus or minus a per share charge or credit for any Taxes incurred by or reserved for in the Separate Account as of the end of the immediately preceding Annuity Payment date which the Company determines to have resulted from maintenance of the Separate Account;

                  (c) is the net result of 1.000, less the Valuation Period Deduction Charge for the charge to the Separate Account (see "Deductions and Charges").

         The net investment factor may be more or less than one.

Second: An Annuity Unit value for an Annuity Payment date is equal to:

                  (a) the value of the Annuity Unit on the immediately preceding Annuity Payment date;

                  (b) multiplied by the net investment factor for the period from the preceding Annuity Payment date ending on the current Annuity Payment date; and

                  (c) divided by the Assumed Net Investment Factor for that period.

The assumed net investment factor is equal to one plus the Assumed Annual Interest Rate used in determining the basis for purchase of Annuities, adjusted to reflect the performance of the Separate Account during the particular valuation period. For example, using the 5% Assumed Annual Interest Rate, the assumed net investment factor for a one-year valuation period would be 1.05. For a one-day valuation period, the assumed net investment factor would be 1.000133. The value of an Annuity Unit will increase only when the actual investment results of the Separate Account exceeds the Assumed Annual Interest Rate. If actual results are less than the Assumed Annual Interest Rate, the value of an Annuity Unit will decrease.

The value of an Annuity Unit as of any date other than a given Annuity Payment date is equal to its value on the next succeeding Annuity Payment date.

VALUE OF THE SEPARATE ACCOUNT

The value of the Separate Account on an Annuity Payment date is equal to (a) its value on the previous Annuity Payment date, less (b) the Periodic Charge, the Administration Fee and Taxes for the period since the preceding Annuity Payment date (see "Deductions and Charges"), less (c) Annuity Benefits and nonscheduled withdrawals paid since the previous Annuity Payment date, plus (d) net new contributions, plus (e) any dividend or capital gains distributions paid and reinvested for the Separate Account by the Fund, and plus or minus (f) the increase or decrease in the Net Asset Value of the Fund since the preceding Annuity Payment date.


DELAYS IN VALUATION AND PAYMENT

The determination of Net Asset Value, Annuity Unit value or life expectancy Annuity Unit value and making of payments under the Annuities may be suspended or delayed:

         (a) for any period (i) during which the New York Stock Exchange is closed other than customary weekend and holiday closings or (ii) during which trading on the New York Stock Exchange is restricted;

         (b) for any period during which an emergency exists (as determined in accordance with any applicable regulatory requirements) as a result of which (i) disposal by the Separate Account or the Fund of securities owned by it is not reasonably practicable or (ii) it is not reasonably practicable for the Separate Account or the Fund fairly to determine the value of its net assets; or

         (c) for such other periods as the Commission may by order permit for the protection of Contractholders, Annuitants, Joint Annuitants and/or Beneficiaries.

                             DEDUCTIONS AND CHARGES

Any applicable state premium taxes and other taxes will be deducted either from the initial Purchase Payment at the time an Annuity is purchased or from Annuity Payments or Annuity Benefits, as required by applicable law from time to time. Premium taxes on Contracts, when imposed, range from a minimum of 0.5% to a maximum of 3.5%.

The Company assesses a Periodic Charge against the Separate Account, equal on an annual basis to 1.2% of Separate Account assets. The Periodic Charge, in the following amounts, compensates the Company for assuming the risks that mortality experience will be lower than the rate assumed and that expenses will be greater than what is assumed: 0.6% of average annual net assets to cover mortality risk and 0.6% to cover the expense risk. The Periodic Charge is guaranteed as to Annuities issued prior to the effective date of any change in the Periodic Charge.

If the charges for mortality and expense risks are insufficient to cover the actual costs of these items, the Company will bear the loss. Conversely, if such charges prove to be more than sufficient, the Company will profit. To the extent this charge results in a profit to the Company, such profit will be available for use by the Company for, among other things, the payment of distribution, sales, and other expenses.

The Company may also levy a charge against the Separate Account to reimburse the Company for the amount of any tax liability paid or reserved by the Company that results from the maintenance of the Separate Account.

An Annual Contract Maintenance Charge of $30 will be deducted immediately following the end of each Contract Year. This charge is for administrative services which do not include expenses of distributing the Contracts. This deduction is intended to reimburse the Company for a portion of actual expenses incurred by it in administering the Contracts. Even though the administrative expenses may increase, the Company guarantees it will not increase the amount of the Annual Contract Maintenance Charge. In the case of a total withdrawal occurring 31 or more days after the beginning of a Contract Year, the full annual Contract Maintenance Charge will be deducted.

The Contracts are sold without a sales charge. However, a Withdrawal Charge (contingent deferred sales charge) may be imposed on withdrawals in excess of the scheduled Annuity Payments under Annuity Option 1 (see "Expense Table," page
5).

For expenses borne by the Fund, see the current prospectus of the Fund.

                                 TAX INFORMATION


INTERNAL REVENUE CODE LIMITATIONS ON QUALIFIED CONTRACTS

The availability or terms of any payment option may be modified or restricted to the extent necessary to comply with U.S. Treasury Regulations covering permissible distributions from qualified retirement plans. In addition, persons contemplating the purchase of an Annuity should refer to the terms of their plan for any limitation or restrictions regarding the form or commencement date of benefits. In general, federal tax law requires that (1) distribution of the entire Individual Retirement Account must be made by April 1 of the year after the year in which the Annuitant attains age 70 1/2 or (2) distribution must commence by such date. If distributions are commenced by such date, they must be
(a) over the life of the Annuitant or the lives of the Annuitant and any Joint Annuitant or (b) over a period that does not exceed the life expectancy of the Annuitant or the joint life expectancy of the Annuitant and any Joint Annuitant. If the minimum distribution is not made, a 50% nondeductible excise tax is imposed on the amount not distributed. The Annuity Options under the Contract are designed to allow the Annuity Payments to comply with these distribution rules. However, certain Annuity Options may not be available, depending on the Annuity Option selected and the age of a non-spouse Joint Annuitant. Restrictions on these Annuity Options include the following:

         Annuity Option 1. If the Joint Annuitant is not the Annuitant's spouse, special rules apply in calculating the joint life expectancy.

         Annuity Options 3 or 5. The guaranteed payment period may not exceed the life expectancy of the Annuitant (or joint life expectancy of the Annuitant and Joint Annuitant) at the time of selection of such Annuity Option (whether on original application or conversion from Annuity Option 1).

         Annuity Option 4. If the Joint Annuitant is not the Annuitant's spouse, the 100% Annuity Option is available only if the Annuitant is no more than 10 years older than the Joint Annuitant. If the Annuitant is 10-19 years older than the non-spouse Joint Annuitant only the 75% and 50% Annuity Options are available. Only the 50% Annuity Option is available if the Annuitant is more than 19 years older than the non-spouse Joint Annuitant.

         Annuity Option 5. Annuity Option 5 is not available if the Joint Annuitant is not the Annuitant's spouse and the Annuitant is more than 10 years older than the Joint Annuitant.

FEDERAL INCOME TAX STATUS


The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax adviser. The discussion is based on the Company's understanding of current federal income tax laws as they are currently interpreted by the Internal Revenue Service "IRS". No representation is made regarding the likelihood that either the particular laws or their interpretation will continue. No attempt is made to consider any state or other tax laws which may be applicable.


(A) FEDERAL TAX STATUS OF THE COMPANY AND THE SEPARATE ACCOUNT

General: The Company is taxed as a life insurance company under Part I, Subchapter L of the Code. Because the Separate Account is not a separate entity from the Company for purposes of the Code, the Company will be liable for any federal income taxes which become payable with respect to the income of the Separate Account. Under current law, no item of dividend income, interest income or realized capital gain attributable, at a minimum, to appreciation after January 1, 1985, of the Separate Account will be taxed to the Company to the extent it is applied to increase reserves under the Contracts.

Under the principles set forth in IRS Revenue Ruling 81-225 and Section 817(h) of the Code and regulations thereunder, the Company believes that the Company will be treated as owner of the assets invested in the Separate Account for federal income tax purposes, with the result that earnings and gains, if any, derived from those assets will not be included in an Annuitant's gross income until amounts are received pursuant to an Annuity.

The Fund will be required to adhere to regulations adopted pursuant to Section 817(h) of the Code prescribing asset diversification requirements for investment companies whose shares are sold to insurance company separate accounts funding variable annuity contracts. Pursuant to these regulations, on the last day of each calendar quarter no more than 55% of the total assets of the Fund may be represented by securities of any one issuer, no more than 70% may be represented by securities of any two issuers, nor more than 80% may be represented by securities of any three issuers, and no more than 90% may be represented by securities of any four issuers. For this purpose, in the case of U.S. government securities, each U.S. government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the United States or an instrumentality of the United States is treated as a U.S. government security.

(B) FEDERAL TAX STATUS OF ANNUITANTS


The Annuities are designed to distribute the benefits of Individual Retirement Accounts or Annuities under Section 408, qualified retirement plans under
Section 401(a), tax sheltered annuities under Section 403(b), and for Nonqualified Contracts. The tax rules applicable to participants in such qualified plans who purchase the contract vary according to the type of plan and the terms and conditions of the plan itself. Therefore, this discussion is designed to provide only general information about the use of the Annuity in connection with the various types of plans. Participants in plans are cautioned that the rights of any person to any benefits under the plans may be subject to the terms and conditions of such plan regardless of the terms and conditions of the Contract.

The Company believes that the Annuitant is not subject to federal income tax on increases in Annuity value until payments are received under the Annuity. This rule would not apply to certain Nonqualified Contracts where the Annuitant is not the Contractholder. Federal income taxation of Annuity Payments and Annuity Benefits is determined under Section 72 of the Code. Section 72 provides, in general, that the portion of each Annuity Payment which represents the Annuitant's "Investment" in the Annuity is excluded from gross income for income tax purposes. ("Investment" refers generally to contributions that were not deductible or excludable from income when made.) If the Annuity is purchased entirely with assets which were excludable from the Annuitant's income, the "Investment" by the Annuitant will be deemed to be zero and distributions will be fully taxable as payments are received. To the extent an Annuity is purchased with contributions that were subject to income tax when made to such a plan (such as an Individual Retirement Account where nondeductible contributions were made), proportional amounts of each Annuity Payment may be excluded from gross income for income tax purposes up to the aggregate amount of such contributions.


Once the excludable portion of Annuity Payments equals the investment in the Contract, the balance of the Annuity Payments will be fully taxable. If Annuity Option 1 is selected and nonscheduled withdrawals are made, such payments, if from a Nonqualified Contract, are taxable to the extent that the value of the Contract exceeds the investment in the Contract.


To the extent that nondeductible contributions were made to an Individual Retirement Account or Annuity, a portion of any nonscheduled withdrawal (determined in accordance with Form 8606, filed with the Annuitant's federal income tax return) from such Qualified Contract will be excluded from income.

The taxable portion of distributions to an Annuitant from a Nonqualified Contract prior to age 59 1/2 are generally subject to a 10% early distribution tax. Exceptions are available for substantially equal periodic payments made for the life of the Annuitant or the joint lives of the Annuitant and Joint Annuitant. Some of the Annuity Options available under the Contract would satisfy this exception. Also, distributions from a Qualified Contract prior to age 59 1/2 are generally subject to a 10% early distribution tax in addition to regular income tax. An exception exists for distributions which are a part of a series of payments over the life (or life expectancy) of the Annuitant and Joint Annuitant. Under current law, distributions under Annuity Options 1 through 6 should qualify for the exception. However, the Annuitant should consult tax counsel concerning the availability of the exception. If the early distribution tax does not apply as a result of the periodic distribution exception for distributions prior to age 59 1/2, and if the series of payments is subsequently modified, the tax for the year when the modification occurs will be increased by an amount equal to the tax that would have been imposed but for the exception, plus interest, if the modification takes place before the later of (a) the date the taxpayer attains age 59 1/2 or (b) the date which is five years from the date of the first payment. A modification would occur, for instance, in the event of a nonscheduled withdrawal or a conversion from Annuity Option 1 to another Annuity Option. This recapture provision does not apply for distributions upon death or disability.

For Qualified Contracts, there is a 15% excise tax generally imposed on distributions in excess of $160,000 per year in the case of periodic distributions and in excess of $800,000 in the case of lump sum distributions. As a result of the Small Business Job Protection Act of 1996, this 15% excise tax shall not apply to distributions made in 1997, 1998 ,and 1999.


(C) RESTRICTIONS ON DISTRIBUTIONS UNDER 403(B) PLANS

Distributions attributable to contributions made pursuant to a salary reduction agreement under a 403(b) plan may be paid only (a) after the Annuitant attains age 59 1/2, separates from service, dies or becomes disabled, or (b) in case of hardship. Therefore, one of these exceptions must exist before the Annuity Starting Date.

(D) ROLLOVERS AND DIRECT ROLLOVERS


An individual receiving an eligible rollover distribution from a qualified retirement plan under Section 401(a) or tax sheltered annuity under Section 403(b) may elect a direct rollover into an Individual Retirement Account or Annuity (or into another 401(a) plan or 403(b) annuity, respectively) and avoid current taxation on the amount of the direct rollover. If a direct rollover is not selected, an eligible rollover distribution is made to the individual and is subject to a 20% mandatory income tax withholding (see (E) below). The individual may still avoid current taxation by rolling over the taxable portion of the eligible rollover distribution(including any tax withheld) into an Individual Retirement Account or Annuity (or into another 401(a) plan or 403(b) annuity) within 60 days of receipt.

Rollovers may also be made from Individual Retirement Account or Annuity distributions. Such rollovers must be made within 60 days of receipt and are limited to one per year. A rollover may not include the amount necessary to meet the minimum distribution requirement for a particular year.


(E) WITHHOLDING

         MANDATORY WITHHOLDING.


Nonscheduled payments under Annuuity Option 1 from a Section 401(a) or Section 403(b) plan will generally be treated as eligible rollover distributions, and therefore will be subject to a 20% mandatory income tax withholding unless a direct rollover to another plan or individual retirement arrangement is selected.

The 20% mandatory income tax withholding does not apply to distributions from Individual Retirement Accounts or Annuities.

         ELECTIVE WITHHOLDING.

With respect to payments from a Contract purchased under a 401(a) plan or a 403(b) annuity other than nonscheduled withdrawals under Annuity Option 1, and with respect to all payments from an Individual Retirement Account, income tax withholding is required unless the recipient makes an election not to have federal income tax withheld from such payments. This election is revocable by the recipient at any time.

The withholding rate, as determined from the recipient's withholding certificate, will be applied against the taxable portion of each Annuity Payment. If no withholding certificate is filed with the Company, tax will be withheld from Annuity Payments and Annuity Benefits on the basis that the Payee is married with three withholding exemptions.


Persons who elect not to have withholding made are nonetheless liable for federal income tax on the Annuity Payments and Annuity Benefits received by them and may become subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient.

(F) INCOME TAXATION OF DEATH BENEFITS.


Upon the death of the Annuitant and any Joint Annuitant, remaining Annuity Payments, if any, under the Annuity Option selected, or the death benefit payable under Annuity Option 1, will be taxable to the Beneficiary, except that any remaining investment in the Contract of the Annuitant will be assumed by the Beneficiary. A lump sum distribution of the balance under Annuity Option 1 may not be rolled into the Beneficiary's Individual Retirement Account or Annuity.


                       SALES OF VARIABLE ANNUITY CONTRACTS


The distributor of the Contracts is Franklin Templeton Distributors, Inc. ("FTD"). FTD is an affiliate of the Comany and is an indirect wholly-owned subsidiary of Franklin Resources, Inc. Contracts will be sold through broker-dealers registered under the Securities Exchange Act of 1934, whose representatives are authorized by applicable law to sell Contracts under terms of agreement provided by FTD and terms of agreement provided by the Company. For services it renders the Company pays FTD or such other person if required under applicable law, an amount up to 5% of the Purchase Payments under the Contracts. In addition, the Company will reimburse FTD for sales related expenses. The Company through FTD or such other person, pays dealers who sell Contracts an amount up to 5% of the Purchase Payments under the Contracts. The amounts paid by the Company are not deducted from the Purchase Payments. Deductions for Withdrawal Charges (as described in the "Expense Table") may be used to reimburse the Company for commission payments to broker-dealers.


                                  VOTING RIGHTS

In accordance with its view of present applicable law, the Company will vote the shares of the Fund held in the Separate Account at special meetings of the shareholders of the Fund in accordance with instructions received from persons having a voting interest in the Separate Account. The Company understands that under present applicable law, persons currently receiving payments under an Annuity have such voting interest. The Company will vote shares for which it has not received instructions in the same proportion as it votes shares for which it has received instructions.


The number of votes which a person has a right to instruct will be determined by dividing the reserve for the applicable Annuity in the Separate Account by the Net Asset Value per share of the Fund. Such number of shares will be determined as of a date coincident with the date established by the Fund for determining shareholders eligible to vote at the meeting of the Fund, which shall not be more than 90 days prior to any meeting of the Fund. Voting instructions will be solicited by written communication at least 14 days prior to such meeting. The votes attributable to each Annuity decrease as reserves allocated to that Annuity decrease.


                  SUBSTITUTION OF SECURITIES AND OTHER CHANGES

If the shares of the Fund should no longer be available for investment by the Separate Account or if, in the judgment of the Company, further investment in such shares should be inappropriate in view of the purpose of the Annuities, the Company may substitute shares of another mutual fund or other investment vehicle for shares of the Fund already purchased or to be purchased in the future under the Annuities. No substitution of securities may take place without prior approval of the Securities and Exchange Commission in accordance with such requirements as it may impose, without notice to or approval by persons having voting interest, or without complying with filing or other procedures established by applicable state insurance regulators.

At the Company's election and subject to any necessary vote by persons having the right to give instructions with respect to the voting of Fund shares, the Separate Account may be operated as a management company under the Investment Company Act of 1940 or in any other permitted form, or it may be deregistered under the Act in the event registration is no longer required. The Company also reserves the right to add or delete other separate accounts or subaccounts of the Separate Account; to combine the Separate Account with other separate accounts and to combine one or more subaccounts; or their successors or assigns; to add or delete mutual funds, other investment vehicles, or series of either as investments for a separate account or subaccounts; to add a fixed account providing for the provision of Annuity Benefits out of the Company's General Account; and to split or combine the value of the Annuity Units provided such action has no material effect on benefits or other provisions of Annuities previously issued under the Contracts.

Upon notice to the person(s) currently receiving payments under an Annuity, the Contracts or an Annuity may be modified by the Company, but only if such modification: (1) is necessary to make the Contracts and/or the Annuities comply with any law or regulation issued by a governmental agency to which the Company, the Separate Account, the Contracts and/or an Annuity are subject; or (2) is necessary to assure continued qualification of the Contracts or the Annuities under the Internal Revenue Code or other applicable federal or state laws relating to annuity contracts, deferred compensation plans, pension or profit sharing plans, individual retirement accounts or other retirement plans, as such laws may be amended from time to time; or (3) is necessary to reflect a change in the operation of the Separate Account as described in the preceding paragraph. In the event of any such modifications, the Company will make appropriate endorsement to the Contracts and comply with the requirements and procedures which the Securities and Exchange Commission and applicable state insurance regulatory authorities may impose.

                             PERFORMANCE INFORMATION


Performance information for the Separate Account, including the yield and total return, may appear in advertisements, report, and promotional literature to current or prospective Contractholders.


                             ILLUSTRATION OF VALUES

The following tables have been prepared to show how investment performance affects variable Annuity Payments over time. The variable Annuity Payment amounts reflect three different assumptions for a constant investment return before all expenses: 0%, 6%, and 12%. There are hypothetical rates of return and, of course, the Company does not guarantee that the Contract will earn these returns for any one year or any sustained period of time. The tables are for illustrative purposes only and do not represent past or future investment returns.

The variable Annuity Payments may be more or less than the payments shown if the actual returns of the Fund are different than those illustrated. Since it is very likely that investment returns will fluctuate over time, the amount of variable Annuity Payments will also fluctuate. The total amount of Annuity Payments ultimately received will depend on cumulative investment returns and how long the Annuitant lives and the option chosen.


Another factor which determines the amount of variable Annuity Payments is the 5% Assumed Annual Interest Rate. Income will increase from one Annuity Payment date to the next if the annualized net rate of return during that time is greater than the 5% Assumed Annual Interest Rate, and will decrease if the annualized net rate of return is less than the 5% Assumed Annual Interest Rate.

The payment amounts shown reflect the deduction of all fees and expenses. Actual Fund fees and expenses may vary from year to year and thus may be higher or lower than the assumed rate. The illustrations assume that the Fund will incur expenses at the annual rate of .96% of the average daily net assets of the Fund. The actual operating expenses of the Fund during the fiscal year ended December 31, 1996 was 0.96% of its average daily net assets, and are subject to change. The Mortality and Expense Risk Fee is calculated at an annual rate of 1.20% of the average daily net assets of the Separate Account. After taking these expenses and charges in to consideration, the illustrated gross investment returns 0%, 6%, and 12% are approximately equal to net rates of -2.14%, 3.74%, and 9.61%, respectively.






                                       TEMPLETON IMMEDIATE VARIABLE ANNUITY

ANNUITANT:                    John Doe                      ANNUITY PURCHASE AMOUNT:     $100,000
DATE OF BIRTH:                1/1/26                        ISSUE DATE:                  1/1/96
ANNUITY OPTION::              Single Life Annuity Option 2  INITIAL PAYMENT DATE:        1/1/96
PREMIUM TAX:                  0%                            FREQUENCY     OF    ANNUITY
                                                            PAYMENT:                     Monthly
ANNUITY FACTOR:               7.39                          ASSUMED   ANNUAL   INTEREST
                                                            RATE:                        5%



The amount of monthly variable Annuity Payments shown in the table below and the graph that follows assumes a constant annual investment return. The amount of the variable Annuity Payment that is actually received will depend on the investment performance of the Fund. The Variable Annuity can go up or down and no minimum dollar amount of variable Annuity Payment is guaranteed. Calculation of the amounts shown takes into account a 5% Assumed Annual Interest Rate and the expenses for the Fund as reflected in the Expense Table. Income will remain constant at $739 per month when the annualized rate of return after expenses is 5% (or 7.29% before expenses).


                                                      MONTHLY ANNUITY PAYMENTS

                                      Annual rate of return before expenses:      0%           6.00%        12.00%

Annuity Payment Date         Age      Annual rate of return after expenses:       -2.14%       3.74%        9.61%
--------------------         ---      -------------------------------------       ------       -----        -----

January 1, 1997              70                                                   739          739          739

January 1, 1998              71                                                   689          730          771

January 1, 1999              72                                                   642          721          805

January 1, 2000              73                                                   598          713          841

January 1, 2001              74                                                   558          704          877

January 1, 2002              75                                                   520          696          916

January 1, 2007              80                                                   366          655          1,135

January 1, 2012              85                                                   257          616          1,407

January 1, 2017              90                                                   181          580          1,744

January 1, 2022              95                                                   127          546          2,162

January 1, 2027              100                                                   89          514          2,680

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ARE ILLUSTRATIVE ONLY AND
SHOULD NOT BE DEEMED TO REPRESENT PAST OR FUTURE INVESTMENT PERFORMANCE. ACTUAL
RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER
OF FACTORS.


[Graphic material Omitted; see description above]






                         STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS

                                                                           Page
Templeton Funds Annuity Company .............................................1


Independent Accountants......................................................1


Performance Information .....................................................1

Financial Information .......................................................3

Financial Statements--Templeton Immediate Variable Annuity Separate Account .4

Financial Statements--Templeton Funds Annuity Company .......................7







                                   APPENDIX A

                      Dollar Value of FIRST Monthly Payment
                               for Each $1,000 of
                         Separate Account Contract Value

                                ANNUITY OPTION 1

The Contract provides that monthly payments under Annuity Option 1 are calculated by dividing the Separate Account Contract Value by the life expectancy and further dividing by 12. To assist in determining monthly payments under Annuity Option 1, the following indicates the monthly payments for each $1,000 of Separate Account Contract Value for both single life and joint life expectancies based on the current IRS life expectancy tables, at the given ages.

               ANNUITY OPTION 1(A)-SINGLE LIFE EXPECTANCY ANNUITY

                          FIRST MONTHLY PAYMENT USING
                          IRS LIFE EXPECTANCY TABLES

                             Actual First Monthly
                                  Age Payment
                                   50 $2.52
                                    51 2.59
                                    52 2.66
                                    53 2.74
                                    54 2.82

                                    55 2.91
                                    56 3.01
                                    57 3.11
                                    58 3.22
                                    59 3.33

                                    60 3.44
                                    61 3.58
                                    62 3.70
                                    63 3.86
                                    64 4.01

                                    65 4.17
                                    66 4.34
                                    67 4.53
                                    68 4.73
                                    69 4.96

                                    70 5.21
                                    71 5.45
                                    72 5.71
                                    73 6.00
                                    74 6.31
                                    75 6.67










                          ANNUITY OPTION 1(B)--JOINT LIFE EXPECTANCY ANNUITY

                        FIRST MONTHLY PAYMENT USING IRS LIFE EXPECTANCY TABLES

Actual Age                                                Your Actual Age
of Joint
Annuitant              50              55               60              65              70               75
---------              --              --               --              --              --               --
50                    $2.13           $2.25            $2.34           $2.41            $2.45           $2.48
55                     2.25            2.42             2.58            2.70             2.79            2.84
60                     2.34            2.58             2.81            3.02             3.18            3.29
65                     2.41            2.70             3.02            3.33             3.61            3.82
70                     2.45            2.79             3.18            3.61             4.05            4.43
75                     2.48            2.84             3.29            3.82             4.43            5.05









                     ANNUITY OPTION 2--LIFE ANNUITY

                       FIRST MONTHLY PAYMENT USING
                        5% ASSUMED INTEREST RATE

                          Actual First Monthly
                               Age Payment
                                50 $5.14
                                 51 5.20
                                 52 5.26
                                 53 5.32
                                 54 5.39
                                 55 5.46
                                 56 5.54
                                 57 5.62
                                 58 5.71
                                 59 5.80
                                 60 5.90
                                 61 6.01
                                 62 6.13
                                 63 6.25
                                 64 6.38
                                 65 6.52
                                 66 6.67
                                 67 6.83
                                 68 7.01
                                 69 7.19
                                 70 7.39
                                 71 7.61
                                 72 7.84
                                 73 8.08
                                 74 8.35
                                 75 8.63








                                   ANNUITY OPTION 3
              LIFE ANNUITY WITH 60, 120 OR 180 PAYMENTS GUARANTEED

                                 FIRST MONTHLY PAYMENT
                               USING 5% ASSUMED INTEREST

                                 Number of Guaranteed
                                   Monthly Payments

                                       Actual
                                    Age 60 120 180
                                 50 $5.13 $5.11 $5.07
                                   51 5.19 5.16 5.12
                                   52 5.25 5.22 5.17
                                   53 5.31 5.28 5.23
                                   54 5.38 5.34 5.29
                                   55 5.45 5.41 5.35
                                   56 5.53 5.48 5.41
                                   57 5.61 5.56 5.48
                                   58 5.69 5.64 5.55
                                   59 5.78 5.72 5.62
                                   60 5.88 5.81 5.70
                                   61 5.99 5.91 5.78
                                   62 6.10 6.01 5.86
                                   63 6.22 6.11 5.95
                                   64 6.34 6.22 6.03
                                   65 6.48 6.34 6.13
                                   66 6.62 6.46 6.22
                                   67 6.77 6.59 6.31
                                   68 6.94 6.73 6.41
                                   69 7.11 6.87 6.51
                                   70 7.30 7.02 6.61
                                   71 7.49 7.17 6.70
                                   72 7.70 7.33 6.80
                                   73 7.93 7.49 6.89
                                   74 8.16 7.66 6.99
                                   75 8.41 7.83 7.08










                  ANNUITY OPTION 4(A)--JOINT AND 100% SURVIVOR LIFE ANNUITY

                     FIRST MONTHLY PAYMENT USING 5% ASSUMED INTEREST RATE

Actual Age                                                Your Actual Age
of Joint
Annuitant              50              55               60              65              70               75
---------              --              --               --              --              --               --
50                    $4.72           $4.81            $4.89           $4.96            $5.02           $5.06
55                     4.81            4.94             5.06            5.16             5.25            5.33
60                     4.89            5.06             5.23            5.39             5.54            5.66
65                     4.96            5.16             5.39            5.63             5.86            6.06
70                     5.02            5.25             5.54            5.86             6.20            6.52
75                     5.06            5.33             5.66            6.06             6.52            7.01


                ANNUITY OPTION 4(B)--JOINT AND 75% SURVIVOR LIFE ANNUITY

                    FIRST MONTHLY PAYMENT USING 5% ASSUMED INTEREST RATE

Actual Age                                                Your Actual Age
of Joint
Annuitant              50              55               60              65              70               75
---------              --              --               --              --              --               --
50                    $4.82           $4.96            $5.11           $5.28            $5.45           $5.64
55                     4.89            5.06             5.24            5.45             5.66            5.89
60                     4.95            5.15             5.38            5.63             5.91            6.19
65                     5.00            5.24             5.51            5.83             6.18            6.55
70                     5.05            5.31             5.62            6.01             6.46            6.95
75                     5.08            5.36             5.72            6.17             6.72            7.36


                 ANNUITY OPTION 4(C)--JOINT AND 50% SURVIVOR LIFE ANNUITY

                     FIRST MONTHLY PAYMENT USING 5% ASSUMED INTEREST RATE

Actual Age                                                Your Actual Age
of Joint
Annuitant              50              55               60              65              70               75
---------              --              --               --              --              --               --
50                    $4.92           $5.12            $5.35           $5.63            $5.98           $6.38
55                     4.97            5.19             5.45            5.76             6.14            6.59
60                     5.01            5.25             5.54            5.90             6.33            6.84
65                     5.05            5.31             5.64            6.04             6.54            7.12
70                     5.08            5.36             5.71            6.17             6.74            7.43
75                     5.10            5.39             5.78            6.28             6.93            7.74








                   ANNUITY OPTION 5(A)--JOINT AND 100% SURVIVOR LIFE ANNUITY
                                        WITH 60 PAYMENTS GUARANTEED

                      FIRST MONTHLY PAYMENT USING 5% ASSUMED INTEREST RATE

Actual Age                                                Your Actual Age
of Joint
Annuitant              50              55               60              65              70               75
---------              --              --               --              --              --               --
50                    $4.72           $4.81            $4.89           $4.96            $5.02           $5.06
55                     4.81            4.94             5.06            5.16             5.25            5.32
60                     4.89            5.06             5.23            5.39             5.54            5.66
65                     4.96            5.16             5.39            5.63             5.86            6.06
70                     5.02            5.25             5.54            5.86             6.19            6.52
75                     5.06            5.32             5.66            6.06             6.52            7.00



                      ANNUITY OPTION 5(B)--JOINT AND 100% SURVIVOR LIFE ANNUITY
                                     WITH 120 PAYMENTS GUARANTEED

                        FIRST MONTHLY PAYMENT USING 5% ASSUMED INTEREST RATE

Actual Age                                                Your Actual Age
of Joint
Annuitant              50              55               60              65              70               75
---------              --              --               --              --              --               --
50                    $4.72           $4.81            $4.89           $4.96            $5.01           $5.05
55                     4.81            4.94             5.05            5.16             5.25            5.32
60                     4.89            5.05             5.22            5.39             5.53            5.64
65                     4.96            5.16             5.39            5.62             5.84            6.03
70                     5.01            5.25             5.53            5.84             6.17            6.47
75                     5.05            5.32             5.64            6.03             6.47            6.90



                     ANNUITY OPTION 5(C)--JOINT AND 100% SURVIVOR LIFE ANNUITY
                                       WITH 180 PAYMENTS GUARANTEED

                       FIRST MONTHLY PAYMENT USING 5% ASSUMED INTEREST RATE

Actual Age                                                Your Actual Age
of Joint
Annuitant              50              55               60              65              70               75
---------              --              --               --              --              --               --
50                    $4.72           $4.81            $4.89           $4.95            $5.00           $5.04
55                     4.81            4.93             5.05            5.15             5.23            5.29
60                     4.89            5.05             5.21            5.37             5.50            5.60
65                     4.95            5.15             5.37            5.59             5.79            5.95
70                     5.00            5.23             5.50            5.79             6.07            6.31
75                     5.04            5.29             5.60            5.95             6.31            6.64









                  ANNUITY OPTION 6--UNIT REFUND LIFE ANNUITY

                          FIRST MONTHLY PAYMENT USING
                           5% ASSUMED INTEREST RATE

                             Actual First Monthly
                                  Age Payment
                                   50 $5.03
                                    51 5.07
                                    52 5.12
                                    53 5.17
                                    54 5.23
                                    55 5.29
                                    56 5.35
                                    57 5.42
                                    58 5.49
                                    59 5.56
                                    60 5.64
                                    61 5.72
                                    62 5.80
                                    63 5.89
                                    64 5.99
                                    65 6.09
                                    66 6.19
                                    67 6.30
                                    68 6.42
                                    69 6.54
                                    70 6.67
                                    71 6.80
                                    72 6.94
                                    73 7.09
                                    74 7.25
                                    75 7.41









                                    APPENDIX

The following line graph hypothetically illustrates how the TIVA Annuity
Payments can fluctuate based on past investment performance through December 31, 1996. The graph shows the effect that the Fund's investment performance would have had if a Contract with an Assumed Annual Interest Rate of 5%, providing an initial monthly Annuity Payment of $500, was purchased on the date the Fund commenced operations.

Valuation                                              $500 Initial payment
Date                                                   at 5% AIR
----                                                   ---------
02/16/88                                               500.00
03/18/88                                               509.28
04/18/88                                               490.67
05/18/88                                               486.57
06/17/88                                               500.59
07/18/88                                               493.85
08/18/88                                               477.93
09/19/88                                               479.87
10/18/88                                               497.78
11/17/88                                               482.49
12/19/88                                               486.58
01/18/89                                               509.81
02/14/89                                               534.90
03/17/89                                               533.47
04/17/89                                               543.25
05/17/89                                               555.77
06/19/89                                               548.35
07/18/89                                               567.57
08/18/89                                               593.57
09/18/89                                               604.64
10/18/89                                               590.77
11/16/89                                               596.85
12/15/89                                               608.16
01/18/90                                               596.55
02/14/90                                               576.58
03/19/90                                               573.16
04/17/90                                               588.11
05/17/90                                               598.72
06/18/90                                               611.16
07/18/90                                               635.00
08/20/90                                               566.38
09/17/90                                               535.83
10/18/90                                               503.57
11/16/90                                               496.64
12/17/90                                               513.38
01/18/91                                               513.72
02/14/91                                               573.89
03/15/91                                               576.79
04/17/91                                               591.19
05/17/91                                               571.76
06/17/91                                               564.21
07/18/91                                               575.53
08/19/91                                               555.85
09/17/91                                               592.49
10/18/91                                               594.40
11/15/91                                               599.43
12/17/91                                               594.62
12/31/91                                               634.30
01/20/92                                               642.61
02/03/92                                               640.29
02/14/92                                               647.42
03/02/92                                               656.34
03/18/92                                               648.01
04/01/92                                               634.87
04/16/92                                               649.04
05/01/92                                               653.63
05/15/92                                               666.55
06/01/92                                               675.36
06/17/92                                               645.27
06/30/92                                               656.57
07/20/92                                               657.25
08/03/92                                               658.17
08/18/92                                               644.76
08/31/92                                               646.61
09/17/92                                               640.75
10/01/92                                               632.81
10/19/92                                               627.71
11/02/92                                               638.28
11/16/92                                               634.00
12/01/92                                               644.80
12/17/92                                               651.44
12/31/92                                               657.87
01/18/93                                               677.80
02/01/93                                               669.24
02/12/93                                               672.81
03/01/93                                               680.92
03/18/93                                               687.67
03/31/93                                               700.47
04/19/93                                               712.93
05/03/93                                               707.40
05/17/93                                               701.04
06/01/93                                               719.85
06/17/93                                               716.23
06/30/93                                               712.13
07/19/93                                               712.44
08/02/93                                               719.27
08/18/93                                               754.13
08/31/93                                               767.69
09/17/93                                               766.79
10/01/93                                               771.73
10/18/93                                               802.20
11/01/93                                               804.09
11/16/93                                               802.51
12/01/93                                               795.95
12/17/93                                               823.26
01/03/94                                               848.00
01/18/94                                               858.48
02/01/94                                               895.02
02/14/94                                               872.79
03/01/94                                               850.36
03/18/94                                               841.25
03/31/94                                               815.32
04/18/94                                               807.54
05/02/94                                               823.89
05/17/94                                               816.97
06/01/94                                               827.76
06/17/94                                               815.42
06/30/93                                               796.51
07/18/94                                               830.11
08/01/94                                               833.00
08/18/94                                               847.24
08/31/94                                               855.43
09/19/94                                               844.49
10/03/94                                               826.50
10/18/94                                               829.20
11/01/94                                               818.66
11/16/94                                               809.31
12/01/94                                               780.28
12/16/94                                               771.07
12/30/94                                               766.29
01/18/95                                               763.03
02/01/95                                               759.13
02/14/95                                               773.60
03/01/95                                               767.87
03/20/95                                               767.76
03/31/95                                               785.66
04/17/95                                               802.70
05/01/95                                               808.61
05/17/95                                               830.19
06/01/95                                               840.87
06/19/95                                               848.34
06/30/95                                               854.49
07/18/95                                               892.13
08/01/95                                               889.61
08/18/95                                               880.81
08/31/95                                               878.92
09/18/95                                               903.56
10/02/95                                               897.00
10/18/95                                               892.40
11/01/95                                               865.93
11/16/95                                               867.32
12/01/95                                               890.77
12/15/95                                               885.18
12/29/95                                               905.53
01/18/96                                               902.53
02/01/96                                               926.65
02/16/96                                               936.12
03/01/96                                               945.25
03/18/96                                               947.67
04/01/96                                               971.34
04/17/96                                               968.77
05/01/96                                               985.19
05/17/96                                               997.18
06/03/96                                               989.35
06/17/96                                               1,003.08
06/28/96                                               1,004.75
07/18/96                                               955.58
08/01/96                                               954.86
08/19/96                                               969.85
08/30/96                                               974.51
09/17/96                                               987.39
10/01/96                                               994.94
10/18/96                                               1,012.75
11/01/96                                               1,001.10
11/15/96                                               1,031.99
12/02/96                                               1,050.51
12/17/96                                               1,028.47
12/31/96                                               1,061.46





            STATEMENT OF ADDITIONAL INFORMATION TO THE PROSPECTUS
                                       FOR
                     TEMPLETON IMMEDIATE VARIABLE ANNUITIES

                                    ISSUED BY
              TEMPLETON IMMEDIATE VARIABLE ANNUITY SEPARATE ACCOUNT
                                       OF
                         TEMPLETON FUNDS ANNUITY COMPANY
                               700 CENTRAL AVENUE
                       ST. PETERSBURG, FLORIDA 33701-3628




                                 DATED JULY 25, 1997



         THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. IT PROVIDES INFORMATION WHICH IS SUPPLEMENTAL TO THAT CONTAINED IN THE CURRENT PROSPECTUS FOR TEMPLETON IMMEDIATE VARIABLE ANNUITIES, DATED JULY 25, 1997. THIS STATEMENT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS, WHICH MAY BE OBTAINED BY CALLING (800) 774-5001, OR BY WRITING TEMPLETON FUNDS ANNUITY COMPANY, P. O. BOX 33030, ST. PETERSBURG, FL 33733-8030.






                                TABLE OF CONTENTS

                                                                           PAGE
Templeton Funds Annuity Company ..............................................1

Independent Accountant........................................................1

Performance Information.......................................................1

Financial Information.........................................................3

Financial Statements--Templeton Immediate Variable Annuity Separate Account...4

Financial Statements--Templeton Funds Annuity Company.........................7


                         TEMPLETON FUNDS ANNUITY COMPANY

         Templeton Funds Annuity Company (the "Company"), the sponsor of Templeton Immediate Variable Annuity Separate Account (the "Separate Account"), is a Florida insurance company which was organized on January 25, 1984 and is licensed to engage in the life insurance business in Florida. The Company is underwriter of Contracts pursuant to which Templeton Immediate Variable Annuities are issued, and is custodian of the assets of the Separate Account. The Company is wholly owned by Franklin Agency, Inc. ("Franklin Agency") and is located at 700 Central Avenue, St. Petersburg, Florida 33701-3628. Franklin Agency is an affiliate of Franklin Templeton Distributors, Inc. ("FTD"), a registered broker-dealer which serves as principal underwriter for all of the publicly-distributed open-end Templeton Funds. Franklin Agency and FTD are wholly-owned subsidiaries of Franklin Resources, Inc. ("Franklin"), a publicly-traded financial services company whose stock is listed on the New York Stock Exchange. Franklin and its affiliates act as an investment adviser to several of the funds in the Franklin Templeton group of funds.


                             INDEPENDENT ACCOUNTANT


The firm of Coopers & Lybrand L.L.P. serves as independent accountant for the Separate Account.

                             PERFORMANCE INFORMATION

         Performance information for the Separate Account, including yield and total return, may appear in advertisements, reports, and promotional literature to current or prospective Contractowners.

         Quotations of yield for the Separate Account will be based on all investment income per Annuity Unit earned during a particular 30-day period, less expenses accrued during the period ("net investment income"), and will be computed by dividing net investment income by the value of the Annuity Unit on the last day of the period, according to the following formula:
                                          6
                  YIELD = 2[((a-b/cd) + 1)  - 1]


where

a = net investment income earned during the period by the Fund attributable to shares owned by the Separate Account,
b    = expenses accrued for the period (net of reimbursements),
c = the average daily number of Annuity Units outstanding during the period that were entitled to receive dividends, and
d = the maximum offering price per Annuity Unit on the last day of the period.



     Quotations of average annual total return for the Separate Account will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in an Annuity over a period of one, five, and ten years (or, if less, up to the life of the Separate Account), calculated pursuant to the following formula: P(1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). Total returns will be consistent with applicable with SEC rules. Performance information for the Separate Account may also be advertised based on the historical performance of the Fund for periods beginning prior to the date the Separate Account commenced operations. Any such performance calculation will be based on the assumption that the Separate Account was in existence throughout the stated period and that the contractual charges and expenses of the Separate Account during the period were equal to those currently assessed under the Contract. Quotations of total return may simultaneously be shown for the same or other periods that do not take into account certain contractual charges.



         Performance information for the Separate Account may be compared, in reports and promotional literature, to the Standard & Poor's 500 Stock Index ("S&P 500"), the Dow Jones Industrial Average ("DJIA"), or other indices that measure performance of a pertinent group of securities so that investors may compare the Separate Account's results with those of a group of securities widely regarded by investors as representative of the securities markets in general or representative of a particular type of security. Performance information may also be compared to (i) other groups of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds and other investment companies by overall performance, investment objectives, and assets, or tracked by other services, companies, publications or persons who rank such investment companies on overall performance or other criteria; and
(ii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in an Annuity. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

         Performance information for the Separate Account reflects only the performance of a hypothetical Contract, the assets of which are invested in the Fund, during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies of the Fund, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

         Reports and promotional literature may also contain other information including the ranking of the Separate Account derived from rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by other rating services, companies, publications, or other persons who rank separate accounts or other investment products on overall performance or other criteria.


                              FINANCIAL INFORMATION

         The financial statements of the Company included in this Statement of Additional Information ("SAI") should be considered only as bearing on the ability of the Company to meet its obligations under the Contracts.



TEMPLETON IMMEDIATE VARIABLE ANNUITY SEPARATE ACCOUNT
Financial Statements
------------------------------------------------------------------------------------------------------------------------------


Statement of Assets and Liabilities                                     Statement of Operations
December 31, 1996                                                       Twelve months ended
                                                                        December 31, 1996
                                                                        Investment Income:
Assets                                                                  Income:
    Investment in Templeton Variable Annuity                               Dividend distributions                        49,995

       Fund, at value (cost $2,752,023.11)          $3,253,996             Capital gains distributions                  388,314
                                                                                                                 ---------------
Liabilities                                                                   Total income                              438,309
    Payable to Templeton Funds Annuity                  21,570          Expenses:
        Company                                                            Periodic charge (Note 2)                      36,475
                                                  -------------                                                  ---------------
Net assets                                          $3,232,426
                                                  =============
Net assets attributable to annuitants -                                 Net investment income                           401,834
                                                                                                                 ---------------
   Annuity reserves (Note 1)                        $3,232,426
                                                  =============
                                                                        Realized and unrealized gain on investments:
                                                                           Net realized gain on investments              48,494
                                                                           Unrealized appreciation
                                                                              of investments for the year               185,826
                                                                                                                 ---------------

                                                                           Net gain on investments                      234,320
                                                                                                                 ---------------

                                                                        Net increase in net assets from operations     $636,154
                                                                                                                 ===============




Statements of Changes in Net Assets


                                                         Year ended                     Year ended
                                                        December 31, 1996             December 31, 1995
                                                        -----------------             -----------------
Increase in net assets from operations:
   Net investment income                                    $401,834                          $183,328
   Net realized gain on investments                           48,494                            55,113
   Unrealized appreciation
      of investments for the year                            185,826                           331,054
                                                        -------------               -------------------
   Net increase in net assets
      from operations                                        636,154                           569,495
                                                        -------------               -------------------

Annuity unit transactions:
   Proceeds from units sold                                        0                            50,000
   Annuity payments                                         (254,957)                         (283,752)
Increase (decrease) in annuity reserves
      for mortality experience (Note 1)                       (1,758)                              958
                                                        -------------               -------------------
   Net decrease in net assets derived from
      annuity unit transactions                             (256,715)                         (232,794)
                                                        -------------               -------------------
         Total increase in net assets                        379,439                           336,701

Net Assets:
   Beginning of year                                       2,852,987                         2,516,286
                                                        -------------               -------------------
   End of year                                             3,232,426                         2,852,987
                                                        =============               ===================



See Notes to Financial Statements.

TEMPLETON IMMEDIATE VARIABLE ANNUITY SEPARATE ACCOUNT
Notes to Financial Statements

1.    Summary of Accounting Policies

The Templeton Immedite Variable Annuity Separate Account (the Separate Account) was established on November 6, 1990 by resolution of the Board of Directors of Templeton Funds Annuity Company (the Company) and is registered under the Investment Company Act of 1940 as a unit investment trust. The Separate Account is sold exclusively for use with the Templeton Immediate Variable Annuity which is designed to be used to distribute the benefits of tax deferred retirement plans and to provide annuity income from non-tax qualified accumulation. The Separate Account invests all its assets in the Templeton Variable Annuity Fund (the Fund). The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements.

A.    VALUATION OF SECURITIES:

Investment in shares of the fund are carries in the Statement of Assets and Liabilities at net asset value (market value).

B.    DIVIDENDS:

Dividend income and capital gain distributions are recorded as income on the ex-dividend date and reinvested in additional shares of the Fund.

C.    INCOME TAXES

Operations of the Separate Account form a part of the Company, which is taxed as a life insurance company under the Internal Revenue Code (the Code).
Under current law, no federal income taxes are payable with respect to the Separate Account. Under the principles set forth in Internal Revenue Service Ruling 81-225 and Section 817(h) of the Code and regulations thereunder, the company understands that it will be treated as owner of the assets invested in the Separate Account for federal income tax purposes, with the result that earnings and gains, if any, derived from those assets will not be included in an Annuitant's gross income until amounts are received pursuant to an Annuity.

D.    ANNUITY RESERVES:

Annuity reserves are computed according to the 1983a Blended Unisex Mortality Table, with a 50% male/female content. The assumed interest rate is 5%. Charges to annuity reserves for mortality experience are reimbursed to the Company if the reserves required are less than originally estimated. If additional reserves are required, the Company reimburses the Separate Account.

2.    Periodic Charge

The Company assesses a Periodic Charge against the Separate Account, equal on an annual basis to 1.2% of Separate Account assets. The Periodic Charge, in the following amounts, compensates the Company for expenses of administering the Separate Account and for assuming the risks that mortality experience will be lower than the rate assumed and the expenses will be greater than what is assumed: 0.6% to cover expense risk and 0.6% to cover the mortality risk. The Periodic Charge is guaranteed as to Annuities issued prior to the effective date of any change in the Periodic Charge.

3.    Investment Transactions

During the year ended December 31, 1996, purchases and sales of Templeton Variable Annuity Fund shares aggregated $441,055 and $223,126 respectively. Realized gains and losses are reported on an identified cost basis.

4.    Concentrations of Credit Risk

Financial instruments which potentially subject the Separate Account to concentrations of credit risk consist of investments in the Templeton Variable Annuity Fund. The Fund's investment securities are manage by professional investment managers within established guidelines. As of December 31, 1996, in management's opinion, the Separate Account had no significant concentrations of credit risk.





TEMPLETON IMMEDIATE VARIABLE ANNUITY SEPARATE ACCOUNT
Report of Independent Accountants


The Participants of Templeton Immediate Variable Annuity Separate Account

We have audited the accompanying statement of assets and liabilities of Templeton Immediate Variable Annuity Separate Account as of December 31, 1996, and the related statement of operations for the year then ended and the statements of changes in net assets for the years ended December 31, 1996 and 1995. these financial statements are the responsibility of the Separate Accounts' management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1996, by correspondence with the Templeton Variable Annuity Fund. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statemnt presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Templeton Immediate Variable Annuity Separate Account as of December 31, 1996, and the results of its operations for the year then ended and the changes in its net assets for the years ended December 31, 1996 and 1995 in conformity with generally accepted accounting principles.

                                                      COOPERS & LYBRAND L.L.P.

Jacksonville, Florida
February 7, 1997



                                 TEMPLETON FUNDS ANNUITY COMPANY
                            REPORT ON AUDITS OF FINANCIAL STATEMENTS

                      for the years ended December 31, 1996, 1995 and 1994

















Table of Contents



                                                             Pages

Report of Independent Accountants                              1

Financial Statements:
    Balance Sheets                                             2
    Statements of Income                                       3
    Statements of Stockholder's Equity                         4
    Statements of Cash Flows                                   5
    Notes to Financial Statements                             6-12














Report of Independent Accountants



To the Board of Directors
Templeton Funds Annuity Company
St. Petersburg, Florida

We have audited the accompanying balance sheets of Templeton Funds Annuity Company as of December 31, 1996 and 1995, and the related statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 1996. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion. In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Templeton Funds Annuity Company as of December 31, 1996 and 1995, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1996, in conformity with generally accepted accounting principles.



Jacksonville, Florida
February 7, 1997



                                                           1






Templeton Funds Annuity Company
Balance Sheets
December 31, 1996 and 1995



                                     ASSETS                                                 1996                    1995



Cash and investments:

    Cash and cash equivalents                                                        $         1,987,783     $         1,153,899
    Investments in securities                                                                 12,695,124              13,244,216

                                                                                     -  ----------------     -- ----------------
                                                                                              14,682,907              14,398,115



Receivables:

    Interest                                                                                     240,940                 242,920

    Due from affiliates                                                                           42,604                  16,485

    Other                                                                                        383,588                 174,689

Deferred contract acquisition costs                                                              368,789                 239,032

Recoverable on future annuity benefits liability                                               7,928,934               3,825,883

Assets held in separate accounts                                                              15,647,533              14,114,938

                                                                                     -  ----------------     -- ----------------


                                                                                     $        39,295,295     $        33,012,062
                                                                                     =  ================     == ================


                      LIABILITIES AND STOCKHOLDER'S EQUITY


Liabilities:

Accounts payable and accrued expenses                                                $           250,167     $           281,656
Due to affiliates                                                                                182,084                 152,302

Income taxes payable                                                                             219,682                  59,635

Deferred income taxes payable                                                                    484,000                 540,000

Liability for future annuity benefits                                                          7,928,934               3,825,883

Liabilities related to separate accounts                                                      15,647,533              14,114,938

                                                                                     -  ----------------     -- ----------------
        Total liabilities                                                                     24,712,400              18,974,414

                                                                                     -  ----------------     -- ----------------


Stockholder's equity:


      Common stock, par value $1 per share; authorized and issued
   2,500,000 shares                                                                            2,500,000               2,500,000
    Additional paid-in capital                                                                 5,976,970               5,976,970

    Unrealized investment gains, net                                                             535,277                 741,192

    Retained earnings                                                                          5,570,648               4,819,486

                                                                                     -  ----------------     -- ----------------
                                                                                              14,582,895              14,037,648

                                                                                     -  ----------------     -- ----------------


                                                                                     $        39,295,295     $        33,012,062

                                                                                     =  ================     == ================



      The accompanying notes are an integral part of these financial statements.


                                                           2






Templeton Funds Annuity Company
Statements of Income
for the years ended December 31, 1996, 1995 and 1994



                                                                           1996                   1995                  1994

Revenue:
    Premiums and annuity considerations                              $       4,393,030      $       3,905,740     $       2,383,931
    Business management fees                                                 1,844,256              1,393,325             1,024,304
    Interest and dividends                                                     895,148                894,563               831,367
                                                                     -- --------------      -  --------------     -- --------------
                                                                             7,132,434              6,193,628             4,239,602
                                                                     -- --------------      -  --------------     -- --------------

Benefits and expenses:
    Salaries and other compensation costs                                      784,159                707,290               631,375
    Annuity and death benefits                                               2,451,404              1,820,940             1,432,045
    Increase in liability for future annuity benefits                        1,645,752              1,992,025               777,619
    Professional fees                                                          190,299                136,709               213,521
    Other                                                                      906,056                783,776               578,203
                                                                     -- --------------      -  --------------     -- --------------
                                                                             5,977,670              5,440,740             3,632,763
                                                                     -- --------------      -  --------------     -- --------------

Income before income taxes and realized gains on
        sales of investments
                                                                             1,154,764                752,888               606,839

Realized gains on sales of investments                                         142,922                 65,475               156,427
                                                                     -- --------------      -  --------------     -- --------------

Income before income taxes                                                   1,297,686                818,363               763,266
                                                                     -- --------------      -  --------------     -- --------------

Income tax expense (benefit):
    Current                                                                    468,524                303,921               240,140
    Deferred                                                                    78,000               (35,000)              (46,000)
                                                                     -- --------------      -  --------------     -- --------------
                                                                               546,524                268,921               194,140
                                                                     -- --------------      -  --------------     -- --------------

        Net income                                                   $         751,162      $         549,442     $         569,126
                                                                     == ==============      =  ==============     == ==============



      The accompanying notes are an integral part of these financial statements.



                                                           3






Templeton Funds Annuity Company
Statements of Stockholder's Equity
for the years ended December 31, 1996, 1995 and 1994




Unrealized
Investment
                                                                            Additional                  Gains
                                                                             Paid-in             (Losses), Retained
                                             Common Stock                    Capital                Net Earnings
----------------------------------          ----------------             ----------------         ----------------
                                      Shares              Amount
                                   ------------      ----------------                                               --

Balance, December 31, 1993            2,500,000      $      2,500,000     $      5,976,970     $        948,709     $ 3,700,918

Net income                                    -                     -                    -                    -         569,126
Decrease in
unrealized
    investment gains, net
of deferred taxes of $602,000                -                     -                    -             (997,244)        -
                                   ------------      -- -------------     -- -------------     -- -------------     ---------------

Balance, December 31, 1994            2,500,000             2,500,000            5,976,970             (48,535)       4,270,044

Net incme                                    -                     -                    -                    -          549,442
Increase in
unrealized
    investment gains, net
of  deferred taxes of $499,000               -                     -                    -             789,727            -
                                   ------------      -- -------------     -- -------------     -- -------------     ---------------

Balance, December 31, 1995            2,500,000             2,500,000            5,976,970              741,192      4,819,486

Net income                                    -                     -                    -                    -        751,162
Decrease in
unrealized
    investment gains, net
of  deferred taxes of $131,000                -                     -                    -            (205,915)         -
                                   ------------      -- -------------     -- -------------     -- -------------     ---------------

Balance, December 31, 1996            2,500,000      $      2,500,000     $      5,976,970     $        535,277     $ 5,570,648
                                   ============      == =============     == =============     == =============     ===============



The accompanying notes are an integral part of these financial statements.



                                                           4






Templeton Funds Annuity Company
Statements of Cash Flows
for the years ended December 31, 1996, 1995 and 1994



                                                                       1996                    1995                    1994
Cash flows from operating activities:
    Net income                                                 $           751,162     $           549,442      $          569,126
    Adjustments to reconcile net income to net
          cash provided by operating activities:

        Realized gains on sales of investments                           (142,922)                (65,475)               (156,427)
        Amortization of premium on investments                              60,435                  60,270                  60,270
        Accretion of discount on investments                              (84,212)                (78,183)                (52,704)
        Deferred income taxes                                               78,000                (35,000)                (46,000)
        Change in asset and liability accounts:
            Receivables                                                  (233,038)                (16,801)                  46,492
            Refundable income taxes                                                                 39,786                (39,786)
            Deferred contract acquisition costs                          (129,757)               (122,141)                (82,975)
            Accounts payable, accrued expenses
                  and due  to affiliates
                                                                           (1,707)                  65,924                 132,010
            Income taxes payable                                           160,047                  59,635                (58,210)
                                                               -- ----------------     -- ----------------      - ----------------

            Net cash provided by operating activities                      458,008                 457,457                 371,796
                                                               -- ----------------     -- ----------------      - ----------------

Cash flows from investing activities:
    Purchases of investments                                           (2,727,521)             (1,786,586)             (3,522,594)
    Proceeds on sales and maturities of
          investments                                                    3,103,397               2,035,829               3,097,767
                                                               -- ----------------     -- ----------------      - ----------------

            Net cash provided by (used in) investing
               activities                                                  375,876                 249,243               (424,827)
                                                               -- ----------------     -- ----------------      - ----------------

Net increase (decrease) in cash and cash
      equivalents                                                          833,884                 706,700                (53,031)

Cash and cash equivalents:
    Beginning of year                                                    1,153,899                 447,200                 580,654
                                                               -- ----------------     -- ----------------      - ----------------

    End of year                                                $         1,987,783     $         1,153,900      $          527,623
                                                               -- ----------------     -- ----------------      - ----------------

Supplemental disclosure of cash flow information:
    Income taxes paid during the year                          $           318,000     $           204,499      $          338,136
                                                               == ================     == ================      = ================


      The accompanying notes are an integral part of these financial statements.



                                                           5






Templeton Funds Annuity Company
Notes to Financial Statements

  1.   Nature of Business and Significant Accounting Policies:
       Nature of Business - Templeton Funds Annuity Company (the Company) is a wholly owned subsidiary of Franklin Agency, Inc., which is a wholly owned subsidiary of Franklin Resources, Inc. The Company operates as a life insurance enterprise, with its principal product being variable annuity contracts sold to participants throughout the 43 states and the District of Columbia where it is licensed to do business. The Company has established the Templeton Funds Retirement Annuity Separate Account and the Templeton Immediate Variable Annuity Separate Account (the Separate Accounts), which are registered with the Securities and Exchange Commission as unit investment trusts. The Separate Accounts constitute separate records of the Company's fiduciary responsibility to fund its liability to holders of the variable annuity contracts. Investment income, gains and losses of the separate accounts are not reflected in the Company's financial statements. The Company is also engaged in certain reinsurance activities as described in Note 4. A summary of the Company's significant accounting policies follows: Basis of Presentation
       - The accompanying financial statements are prepared in accordance with generally accepted accounting principles, which differ in some respects with accounting practices prescribed by the Insurance Department of the State of Florida. The more significant differences are as follows: (a) policy reserves are not computed on "surplus relief" contracts which do not transfer substantial risk to the Company, (b) unrealized investment gains and losses are reported as a separate component of stockholder's equity, (c) deferred income taxes are recognized and (d) contract acquisition costs are deferred. Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires the Company to use estimates and assumptions based on analytical methods in determining deferred acquisition costs, deferred income taxes, liabilities for future annuity benefits and various other accruals. Actual results could differ from those estimates. Statements of Cash Flows - For purposes of the statement of cash flows, the Company considers all debt instruments which have a maturity of three months or less from the date of purchase and other highly liquid investments which are readily convertible into cash to be cash equivalents. Cash equivalents are stated at cost, which approximates value. Valuation of Securities - The Company follows the provisions of Statement of Financial Accounting Standards No. 115 (SFAS No. 115), Accounting for Certain Investments in Debt and Equity Securities, for the accounting and reporting for investments in marketable equity securities and for all investments in debt securities. SFAS No. 115 requires investments in debt and marketable equity securities to be classified in three categories and accounted for as



                                                           6





       Notes to Financial Statements, Continued


  1. Nature of Business and Significant Accounting Policies, Continued: follows: held to maturity (recorded at amortized cost), available for sale (recorded at fair value with unrealized gains and losses, net of deferred income taxes, reported as a separate component of stockholder's equity) and trading securities (recorded at fair value with unrealized gains and losses, net of deferred income taxes, included in earnings). The cost of investments sold is determined by specific identification. Separate Accounts - The assets of the Separate Accounts are stated at market value and are not subject to claims which may arise out of other business activities of the Company. Investment income and investment gains and losses related to the assets of the Separate Accounts accrue directly to the contract holders. Annuity reserves held in the Separate Accounts are computed according to the 1983a Blended Unisex Mortality Table with a 50% male/female content. The assumed interest rates are 9%, 7%, 5% and 3%. Changes to annuity reserves for mortality experience are reimbursed to the Company if the reserves required are less than originally estimated. If additional reserves are required, the Company reimburses the Separate Accounts. Recoverable on Future Annuity Benefits Liability - This recoverable represents the Company's proportional share of assets held by the ceding insurance company for holders of the issue's variable annuity contracts under a modified coinsurance agreement as described in Note 4. Deferred Contract Acquisition Costs - The costs of acquiring new business, principally first-year commissions, have been deferred. These acquisition costs are being amortized in proportion to the present value of expected future gross profits. Liability for Future Annuity Benefits - The liability for future annuity benefits represents annuity reserves the Company has assumed under a modified coinsurance agreement described in Note 4. Annuity reserves are computed according to the 1983a Blended Unisex Mortality Table with a 50% male/female content. The assumed interest rates are 5% and 3%. Revenues - Premiums and annuity considerations are recognized when due. Business management fees are recorded as revenue when earned. Interest and dividends are recognized on the accrual basis. Income Taxes - Deferred income taxes are provided on temporary differences which represent the differences between the tax bases of unrealized investment gains and losses, and death and surrender benefits and reserves for policy benefits and the amounts at which these items are reported in the financial statements using the enacted marginal tax rate. Deferred income tax expense or credits are based on changes in the asset or liability from period to period. Deferred tax amounts are adjusted to reflect changes in tax rates or other provisions of tax law in the period in which a new tax law is enacted.


                                                           7





       Notes to Financial Statements, Continued


  1.   Nature of Business and Significant Accounting Policies, Continued:
       Reclassification - Certain amounts in the 1994 and 1995 financial statements have been reclassified to conform with the presentation adopted in 1996.

  2.   Investments in Securities:
       Investments in securities available for sale at December 31, 1996 and 1995 are as follows:


                                                                                             1996

----------------------------------------------------------------------------------

                                                                                 Gross                 Gross             Estimated
                                                         Amortized             Unrealized            Unrealized            Market
                                                            Cost                 Gains                 Losses               Value
                                                      ----------------      ----------------      ----------------  ---------------

          U.S. Treasury securities                    $      7,415,712      $        824,537      $              -     $  8,240,249
          Convertible debentures                             2,414,623               167,718               140,466        2,441,875
          Municipal bonds                                    1,993,549                19,451                     -        2,013,000
                                                      -  -------------      - --------------      -  -------------  ----------------
                                                      $     11,823,884      $      1,011,706      $        140,466     $ 12,695,124
                                                      =  =============      = ==============      =  =============  ================



                                                                                             1995

------------------------------------------------------------------------------------
                                                                                 Gross                  Gross             Estimated
                                                         Amortized            Unrealized             Unrealized            Market
                                                           Cost                  Gains                 Losses               Value
                                                     -----------------     -----------------      ----------------- ---------------

          U.S. Treasury securities                   $       7,472,066     $       1,202,345      $               -     $  8,674,411
          Convertible debentures                             3,312,409               132,281                138,190        3,306,500
          Municipal bonds                                    1,248,549                14,756                      -        1,263,305
                                                     -  --------------     -- --------------      -  -------------- ----------------
                                                     $      12,033,024     $       1,349,382      $         138,190      $13,244,216
                                                     =  ==============     == ==============      =  ============== ================

       The cost and market value of investments at December 31, 1996 by contractual maturity are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay certain of these obligations.

                                                                                           Amortized               Market
                                                                                             Cost                   Value
                                                                                       -----------------      -----------------

          Due in one year or less                                                      $         998,807      $         998,807
          Due after one year through five years                                                5,762,239              5,907,376
          Due after five years through ten years                                                 575,327                636,000
          Due after ten years                                                                  4,487,511              5,152,941
                                                                                       -- --------------      -  --------------
                                                                                       $      11,823,884      $      12,695,124
                                                                                       == ==============      =  ==============

       Gross realized investment gains were $150,859, $71,277 and $173,802 and gross realized investment losses were $7,937, $6,633 and $17,375 for 1996, 1995 and 1994, respectively. At December 31, 1996 and 1995, securities with a market value of $3,740,428 and $4,038,333 have been deposited with various state insurance departments and are pledged as collateral in accordance with state insurance laws for the protection of the Company's contract holders and creditors.


                                                           8





       Notes to Financial Statements, Continued


  3.   Related Party Transactions:
       The Company provides business management services to certain Franklin Templeton mutual funds. Total business management fee revenue for these services amounted to $1,844,256, $1,393,325 and $1,024,304 in 1996, 1995
       and 1994, respectively. Expenses related to business management services provided by Templeton Global Investors, Inc. of $393,750, $297,680 and $216,664 in 1996, 1995 and 1994, respectively, are included in other expenses in the accompanying financial statements. The Company shares office space, personnel and other common administrative expenses with its parent and affiliated companies. Rent is allocated on the basis of square footage utilized; administrative and shared expenses are allocated on the basis of the number of employees. Total rental and administrative cost amounted to $124,205, $114,208 and $54,693 in 1996, 1995 and 1994,
       respectively. The Company also provided group term life insurance coverage on the employees of certain affiliated companies. The Company reinsured a portion of its risk with another company. Net premiums from group term life insurance amounted to $29,760, $63,118 and $44,997 in 1996, 1995 and 1994, respectively. This coverage and the associated reinsurance agreement was terminated as of June 1, 1996.

  4.   Reinsurance:
       The Company has assumed a portion of the risk associated with specified insurance policies under a bulk reinsurance agreement, which is in substance a surplus relief contract. The Company has retroceded a portion of its assumed risk, and has structured the agreement so that its net contractual risk decreases annually to zero by December 31, 1997. The Company reviews the provisions of the contract annually and has determined that its contractual risk of material loss under the bulk reinsurance agreement is remote and, accordingly, accounts for the agreements as a financing transaction and provides no reserves. Effective July 1, 1994, the Company entered into a modified coinsurance agreement, whereby the Company assumes a 50% quota share of single premium immediate variable annuity contracts issued by the ceding company. The Company also ceded a portion of its risk related to group term life insurance coverage provided to employees of certain affiliated companies. This agreement was terminated June 1, 1996 when the related employee insurance program was cancelled.


                                                           9





       Notes to Financial Statements, Continued


  4.   Reinsurance, Continued:
       An analysis of the impact of reinsurance on the Company's operations is as follows:



                                                                              1996                  1995                   1994

           Direct premiums and annuity considerations                  $         367,542     $         576,926    $       2,187,478
           Assumed premiums and annuity considerations                         4,045,583             3,368,921              227,585
           Ceded reinsurance premiums and annuity
                   considerations
                                                                                (20,095)              (40,107)             (31,132)
                                                                          --------------        --------------       --------------
               Premiums and annuity considerations                     $       4,393,030     $       3,905,740    $       2,383,931
                                                                          ==============        ==============       ==============

       The Company is contingently liable for reinsurance ceded to insurance companies in the event such insurance companies are unable to pay their portion of the claims. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities or economic characteristics of the reinsurance to minimize exposure to significant losses from reinsurer insolvencies. At December 31, 1996, the Company does not believe there is a risk of loss as a result of the concentration of credit risk in its reinsurance program.



  5.   Employee Retirement Plan:

       The Company's parent has a defined contribution retirement plan covering substantially all of the Company's employees. The Company's contribution to the plan for the years ended December 31, 1996, 1995 and 1994 was $57,484, $65,070 and $83,632, respectively.



  6.   Income Taxes:

       The provisions for federal and state income taxes for the years ended December 31, 1996, 1995 and 1994 are as follows:


                                                                              1996                  1995                 1994

           Federal                                                     $        $468,524      $       $232,441    $        $154,240
           State                                                                 $78,000               $36,480              $39,900
                                                                          --------------        --------------       --------------
                                                                       $        $546,524      $       $268,921    $        $194,140
                                                                          ==============        ==============       ==============


       In 1995 and 1994, income tax expense is less than the expected statutory rate due to the benefit of Alternative Minimum Tax credits and tax-exempt interest.


                                                          10





       Notes to Financial Statements, Continued


  6.   Income Taxes, Continued:

       At December 31, 1996 and 1995, the tax effects of temporary differences resulted in net deferred tax payables of $484,000 and $540,000, respectively, computed as follows:


                                                                                                1996                  1995

          Reserves under reinsurance and retrocession agreements, net of
                  death and surrender benefits                                           $          39,000     $          79,000
          Unrealized gains on investments                                                          336,000               470,000
          Deferred other                                                                           109,000               (9,000)
                                                                                            --------------        --------------
                                                                                         $         484,000     $         540,000
                                                                                            ==============        ==============


  7.   Statutory Financial Information:

       The consolidated financial statements of the Company included herein have been prepared in conformity with generally accepted accounting principles
       (GAAP). The company separately reports to the Insurance Department of the State of Florida on the basis of statutory accounting practices.

       A reconciliation between consolidated GAAP stockholder's equity and statutory capital and surplus of the Company follows:


                                                                                              1996                    1995

          Stockholder's equity (GAAP)                                                 $        14,582,895     $        14,037,648
                                                                                      -- ----------------     -- ----------------

          Less certain asset exclusions:
              Deferred policy acquisition costs                                                 (368,789)               (239,032)
              Prepaid expenses                                                                      (495)                (54,100)
                                                                                      -- ----------------     -- ----------------
                                                                                                (369,284)               (293,132)

          Statutory investment reserves                                                         (390,205)               (345,980)
          GAAP accounting rules:
              Deferred income taxes                                                               484,000                 540,000
              Reinsurance                                                                        (99,626)               (199,250)
              Investments-unrealized capital gains                                              (871,240)             (1,211,192)
          Other                                                                                       520                 (7,190)
                                                                                      -- ----------------     -- ----------------

          Statutory capital and surplus                                               $        13,337,060     $        12,520,904
                                                                                      == ================     == ================





                                                          11





       Notes to Financial Statements, Continued

  7.   Statutory Financial Information, Continued:

       Results of the Company's operations for the years ended December 31, 1996, 1995 and 1994 reconciled to a statutory basis are as follows:


                                                                             1996                  1995                1994


           GAAP net income                                             $         751,162     $         549,442   $         569,126
           Deferred policy acquisition costs                                   (129,957)             (122,141)            (82,975)
           Statutory investment reserves                                        (32,953)              (23,180)            (14,572)
           GAAP accounting rules:
               Deferred income taxes                                              78,000              (35,000)            (46,000)
               Reinsurance                                                        99,624                99,633              99,614
           Other                                                                   7,951                 (407)              11,301
                                                                       -  --------------     -- --------------   -  --------------

           Statutory net income                                        $         773,827     $         468,347   $         536,494
                                                                       =  ==============     == ==============   =  ==============


       Payments of cash dividends are subject to restrictions relating to statutory surplus and are limited to an amount equal to or less than the greater of statutory net operating profits or realized capital gains for the immediately preceding calendar year, among other restrictions.


  8.   Concentrations of Credit Risk:
       Financial instruments which potentially subject the Company to concentration of credit risk consist primarily of cash and cash equivalents and separate account assets. The Company maintains its cash and cash equivalents with what it believes to be high credit quality financial institutions. Separate account assets principally consist of investments in Templeton Variable Annuity Fund, an open-end diversified management investment company whose investments are managed by professional investment managers within established guidelines. At December 31, 1996, the Company does not believe there is a risk of loss as a result of the concentration of credit risk.



                                                          12











                                     PART C

                                OTHER INFORMATION

Item 24.          Financial Statements and Exhibits

         (a)      Financial Statements

         Contained in Part B:

                  Templeton Immediate Variable Annuity Separate
                  Account of Templeton Funds Annuity Company

                  Report of Independent Accountants
                  Statement of Assets and Liabilities
                  Statement of Operations
                  Statements of Changes in Net Assets
                  Notes to Financial Statements

                  Templeton Funds Annuity Company

                  Report of Independent Accountants
                  Balance Sheets
                  Statements of Income
                  Statements of Stockholders' Equity
                  Statements of Cash Flows
                  Notes to Financial Statements

         (b)      Exhibits

                  (10)(i)       Consent of Independent Public Accountants
                  (10)(ii)      Power of Attorney
                  (10)(iii)       Power of Attorney

        (27)      (i)Financial Data Schedule

All other relevant exhibits have been previously filed and are incorporated by reference.*

--------------------

     * For other exhibits, reference is made to the Registrant's Registration Statement filed on November 16, 1990 and Pre-Effective Amendment No. 2 to the Registration Statement filed on April 29, 1991, and to the Powers of Attorney of Templeton Funds Annuity Company officers and directors filed with Post-Effective Amendment No. 13 of Templeton Funds Retirement Annuity (Registration Nos. 33-11780 and 811-5023) filed on November 20, 1996.





Item 25.                                    Directors and Officers
                                            of the Depositor

     Name and Principal                     Positions and Offices
      Business Address                          With Depositor

Gordon W. Campbell                          Director,  Vice Chairman
425 22nd Avenue, North
St. Petersburg, Florida  33709

Richard P. Austin                           Director, President and CEO
700 Central Avenue
St. Petersburg, Florida  33701-3628

Karen L. Skidmore                           Vice President,
777 Mariners Island Blvd.                   Secretary
San Mateo, CA 94404-1583

Louie N. Adcock, Jr.                        Director
Fisher & Sauls, P.A.
100 Second Avenue South
Suite 700, City Center
St. Petersburg, Florida   33715

Thomas A. Watson                            Director
4989 62nd Avenue South
St. Petersburg, Florida  33715

Martin L. Flanagan                          Director, Treasurer
777 Mariners Island Blvd.
San Mateo, California  94404-1585

Thomas Banzhof                              Director, Chairman
777 Mariners Island Blvd.
San Mateo, California 94404-1585

David J. Tobin                               Senior Vice President,
700 Central Avenue                          Chief Operating Officer
St. Petersburg, Florida 33701-3628





Item 26. Persons Controlled By or Under Common Control with the Depositor or Registrant

                  Reference is made to the section entitled "Templeton Funds Annuity Company" in Part B of this Registration Statement. Also see the following diagram.

Item 27.          Number of Contractholders

                  As of December 31, 1994, the Registrant had 32 contractowners.

Item 28.          Indemnification

                  Article VIII of the Articles of Incorporation of Securities Fund Annuities, Inc. (now Templeton Funds Annuity
                  Company) provides:

                  "This corporation shall indemnify any incorporator, director or officer to the full extent permitted by law."

                  Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provision, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and the Registrant will be governed by the final adjudication of such issue.

Item 29.          Principal Underwriters

                  (a) In addition to serving as principal underwriter for the Registrant, Franklin Templeton Distributors, Inc. also acts as principal underwriter for the following companies:

         AGE High Income Fund, Inc.
         Franklin California Tax-Free Income Fund, Inc. Franklin California Tax-Free Trust Franklin Custodian Funds, Inc. Franklin Equity Fund Franklin Federal Money Fund Franklin Federal Tax-Free Income Fund Franklin Gold Fund Franklin Investors Securities Trust Franklin Managed Trust Franklin Money Fund Franklin Municipal Securities Trust Franklin New York Tax-Free Income Fund Franklin New York Tax-Free Trust Franklin Premier Return Fund Franklin Real Estate Securities Trust Franklin Strategic Series Franklin Tax-Advantaged High Yield Securities Fund Franklin Tax-Advantaged International Bond Fund Franklin Tax-Advantaged U.S. Government Securities Fund Franklin Tax Exempt Money Fund Franklin Tax-Free Trust Franklin Templeton Global Trust Franklin Templeton International Trust Franklin Templeton Japan Fund Franklin Templeton Money Fund Trust Franklin Value Investors Trust Institutional Fiduciary Trust Templeton American Trust, Inc. Templeton Capital Accumulator Fund, Inc. Templeton Developing Markets Trust Templeton Funds, Inc. Templeton Global Investment Trust Templeton Global Opportunities Trust Templeton Growth Fund, Inc. Templeton Income Trust Templeton Institutional Funds, Inc. Templeton Real Estate Securities Fund Templeton Smaller Companies Growth, Inc.






           (b) The directors and officers of FTD, located at 700 Central Avenue, P.O. Box 33030, St. Petersburg, Florida 33733, are as follows:

          NAME                              POSITION WITH
                                             UNDERWRITER


     Charles B. Johnson                 Chairman of the Board

     Gregory E. Johnson                 President

     Harmon E. Burns                    Executive Vice President
                                                and Director

     Edward V. McVey                    Senior vice President

     Kenneth A. Lewis                   Treasurer

     William J. Lippman                 Senior Vice President

     Deborah R. Gatzek                  Senior Vice President and
                                        Assistant Secretary

     Richard C. Stoker                  Senior Vice President

     Charles E. Johnson                 Senior vice President

     Loretta Fry                        Vice President

     James K. Blinn                     Vice President

     Richard O. Conboy                  Vice President

     James A. Excobedo                  Vice President

     Robert N. Geppner                  Vice President

     Mike Hackett                       Vice President

     Peter Jones                        Vice President

     Philip J. Kearns                   Vice President

     Ken Leder                          Vice President

     Jack Lemein                        Vice President

     John R. McGee                      Vice President

     Harry G. Mumford                   Vice President

     Vivian J. Palmieri                 Vice President

     Kent P. Strazza                    Vice President

     Leslie M. Kratter                  Secretary

     John R. Kay                        Assistant Vice president

     Karen DeBelis                      Assistant Treasurer

     Philip A. Scatena                  Assistant Treasurer


         (c)      Not Applicable (Information on
unaffiliated Reference is made to "Sales of Variable Annuity Contracts" in the Prospectus.


Item 30.          Location of Accounts and Records

                  Registrant's accounts and records are maintained by Templeton Funds Annuity Company, 700 Central Avenue, St.
                  Petersburg, Florida 33701-3628.


Item 31.          Management Related Services

                  N/A

Item 32.          Undertakings

                  (a) Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.


                  (b) Registrant undertakes to include either (1) as part of any application or enrollment form for the purchase of an Annuity offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that an applicant can remove to send for a Statement of Additional Information.

                  (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

                                                               * * * * *

Registrant hereby represents that it is relying on the American Council of Life Insurance (p.a.d. November 28, 1988) no-action letter and that it is complying with the provisions of paragraph (1) - (4) of the response letter with respect to the contracts offered pursuant to this Registration Statement.

Templeton Funds Annuity Company hereby represents that the fees and charges deducted under the Templeton Immediate Variable Annuity contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by Templeton
Funds Annuity Company.



                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 6 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of San Mateo in the state of California on the 25th day of July, 1997.


              TEMPLETON IMMEDIATE VARIABLE ANNUITY SEPARATE ACCOUNT
                                  (Registrant)


                         TEMPLETON FUNDS ANNUITY COMPANY
                                   (Depositor)


                            By: /s/ Richard P. Austin*
                                    Richard P. Austin
                                    President



                  Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 3 to the Registration Statement has been signed below on July 25, 1997 by the following persons in the capacities indicated:

     Signature                                Title


Louie N. Adcock, Jr.*                         Director


Thomas C. Banzhof*                            Chairman



Gordon W. Campbell*                           Vice Chairman and Director



Richard P. Austin*                            President and Director



David J. Tobin*                               Senior Vice President
                                               and Chief Operating Officer

/s/ Karen L. Skidmore                         Vice President
                                               and Secretary



Martin L. Flanagan*                           Director,  Treasurer



*By:/s/  Karen L. Skidmore
    Karen L. Skidmore
    as attorney-in-fact
*By Powers of Attorney  previously filed or filed herewith.